                                  [JANUS LOGO]

                                FONDOS DE RENTA
                               VARIABLE  DE JANUS
                                   PROSPECTO
                                                         JANUS FUND
                                              JANUS ENTERPRISE FUND
                                                 JANUS MERCURY FUND
                                                 JANUS OLYMPUS FUND
                                      JANUS SPECIAL SITUATIONS FUND
                                         JANUS STRATEGIC VALUE FUND
                                       JANUS GROWTH AND INCOME FUND
                                                JANUS BALANCED FUND
                                           JANUS EQUITY INCOME FUND
                                               JANUS WORLDWIDE FUND
                                    JANUS GLOBAL LIFE SCIENCES FUND

                                               31 DE ENERO DEL 2000

             La Comision de Valores y Bolsa ("Securities and Exchange Commission; SEC") no ha aprobado ni desaprobado estos valores ni ha confirmado la exactitud ni la suficiencia de este prospecto. Cualquier declaracion en contrario de lo anterior constituye un delito.

             Este documento se presenta solamente para efectos informativos siendo el prospecto en ingles el prospecto oficial para todos los efectos.

               Suplemento de fecha 16 de marzo del 2000,
                 al Prospecto de fecha del 31 de enero del 2000
ESTA INFORMACION SUPLEMENTA AL PROSPECTO DE FECHA 31 DE ENERO DEL 2000. ESTE SUPLEMENTO Y EL PROSPECTO CONSTITUYEN UN PROSPECTO VIGENTE PARA SOLICITAR OTRA COPIA DEL PROSPECTO, FAVOR DE LLAMAR AL 1-800-525-3713.
A partir del 16 de marzo del 2000, los cheques que se remitan junto con una orden para comprar acciones de un fondo de Janus que este cerrado a inversionistas nuevos al momento de recibir la orden o, los cheques que se remitan sin la designacion de un fondo especifico, se les dara el tratamiento de orden para comprar acciones del Janus Money Market-Investor Shares (el "Money Market Fund"). Salvo que usted instruya con posterioridad a Janus de que (1) compre acciones de otro fondo de Janus (vea "Como Intercambiar Acciones", en el Prospecto) o (2) liquide acciones del Money Market Fund y le reintegre el producto (incluyendo todo dividendo devengado) (vea "Como Liquidar Acciones", en el Prospecto), entonces Janus tomara la falta de accion por parte de usted como aprobacion para colocar su inversion en el Money Market Fund. Esto quiere decir que si usted no instruye a Janus de manera contraria, su inversion permanecera en el Money Market Fund.
Los accionistas actuales de un fondo de Janus que este cerrado a nuevos inversionistas podran seguir haciendo inversiones ulteriores en sus cuentas existentes y podran abrir tambien nuevas cuentas adicionales. Si un accionista de un fondo de inversion cerrado presenta una orden para la apertura de una cuenta nueva en dicho fondo, la orden debe indicar claramente que el o ella es actualmente accionista del fondo de inversion cerrado. De lo contrario, a la inversion se le dara el tratamiento de orden para comprar acciones del Money Market Fund. A no ser que usted instruya con posterioridad a Janus a que intercambie estas acciones a una cuenta nueva en el fondo de inversion cerrado (u otro fondo), o instruya a Janus a que liquide las acciones, entonces Janus tomara la falta de accion por parte de usted como aprobacion para colocar su inversion en el Money Market Fund. Esto quiere decir que si usted no instruye a Janus de manera contraria, su inversion permanecera en el Money Market Fund.
Si se presenta una orden para comprar acciones de un fondo, pero el fondo no esta todavia disponible para la inversion (durante un periodo de suscripcion), su inversion sera mantenida en el Money Market Fund hasta que el fondo nuevo comience sus operaciones. En ese momento, su inversion (incluyendo cualquier dividendo) sera intercambiada automaticamente del Money Market Fund al fondo nuevo.
Nota Importante: Toda orden de compra, intercambio o liquidacion recibira primero el VNP calculado despues de que el fondo haya recibido y aceptado su orden.

                    Suplemento de fecha 10 de mayo del 2000
                 al Prospecto fechado el 31 de enero del 2000,
              tal como quedo suplementado el 16 de marzo del 2000

ESTA INFORMACION SUPLEMENTA AL PROSPECTO FECHADO EL 31 DE ENERO DEL 2000, TAL COMO QUEDO SUPLEMENTADO EL 16 DE MARZO DEL 2000. ESTE SUPLEMENTO Y EL PROSPECTO CONSTITUYEN UN PROSPECTO VIGENTE. PARA SOLICITAR OTRA COPIA DEL PROSPECTO, POR FAVOR LLAMEN AL 1-800-525-3713.
A partir del 10 de mayo del 2000, los fondos Janus Olympus Fund, Janus Global Life Sciences Fund y Janus Worldwide Fund (referidos en lo individual como el "Fondo" y conjuntamente como los "Fondos") quedan cerrados a inversionistas nuevos. Las compras para cuentas nuevas se aceptaran unicamente hasta el cierre del dia de operaciones del 9 de mayo del 2000. Despues de esta fecha, las compras para cuentas nuevas dejaran generalmente de aceptarse.
Despues del 9 de mayo del 2000, las siguientes personas e instituciones podran seguir realizando compras adicionales y reinvirtiendo dividendos y ganancias de capital en cuentas existentes:
a. Los accionistas actuales de los Fondos (en adicion, accionistas actuales de los Fondos podran abrir cuentas nuevas en cualquier Fondo del cual posean acciones a la fecha);
b. En el caso del Janus Global Life Sciences Fund y el Janus Worldwide Fund, los asesores de inversiones discrecionales que inviertan a traves de cuentas existentes en una institucion financiera; sin embargo, despues del cierre de operaciones el 9 de mayo del 2000, no se aceptara inversion alguna en el Janus Global Life Sciences Fund y el Janus Worldwide Fund para ninguna cuenta nueva, aun cuando esta se vaya a abrir por medio de una relacion existente con un asesor de inversiones discrecional;
c. En el caso del Janus Olympus Fund, los asesores de inversiones discrecionales que inviertan a traves de cuentas existentes en una institucion financiera (en adicion, asesores de inversiones discrecionales que tengan cuentas existentes en el Fondo podran abrir cuentas nuevas en el Fondo);
d. En el caso del Janus Global Life Sciences Fund y el Janus Worldwide Fund, participantes en los planes de jubilacion calificados de contribucion definida (por ejemplo, planes 401(k), planes de participacion de beneficios y planes para compra de anualidad de pension), los planes 403(b) y los planes 457, que inviertan a traves de cuentas combinadas (omnibus) existentes en una institucion financiera; y
e. En el caso del Janus Olympus Fund, las instituciones financieras que tengan actualmente una obligacion contractual con Janus de ofrecer el Fondo a los planes de jubilacion calificados de contribucion definida (por ejemplo, planes

   401(k), planes de participacion de beneficios y planes para compra de anualidad de pension) y sus participantes, los planes 403(b) y los planes 457.

Una vez que se cierra una cuenta, no se podran aceptar inversiones adicionales. Aquellos inversionistas que no tengan cuentas abiertas en un Fondo al cierre de operaciones el 9 de mayo del 2000, no se les permitira comprar acciones de un Fondo, excepto:

a. Los empleados de Janus Capital Corporation o de sus subsidiarias podran abrir cuentas nuevas directamente con Janus; y

b. En el caso del Janus Global Life Sciences Fund y el Janus Worldwide Fund, ciertos planes de jubilacion de contribucion definida que hayan elegido a Janus como parte de su programa de inversiones, pero que no hayan abierto una cuenta, podran abrir cuentas nuevas en un Fondo, siempre que su cuenta sea financiada con Janus a mas tardar el 31 de enero del 2001.

Salvo que se senale de manera distinta, estas restricciones se aplican a inversiones hechas directamente con Janus y a inversiones hechas a traves de instituciones financieras. Se podra exigir a los inversionistas demostrar su elegibilidad para comprar acciones de un Fondo antes de que la inversion sea aceptada. Un Fondo podra reanudar la venta de acciones a inversionistas nuevos en alguna fecha futura, aunque no existe actualmente intencion de hacerlo.

INDICE
--------------------------------------------------------------------------------

                RESUMEN DE RIESGO/RENDIMIENTO
                   Fondos de Renta Variable.....................    2
                   Comisiones y gastos..........................   16
                OBJETIVOS DE INVERSION, ESTRATEGIAS Y RIESGOS
                PRINCIPALES DE LA INVERSIONES
                   Fondos de Renta Variable.....................   18
                   Politicas generales de cartera...............   29
                   Riesgos......................................   32
                MANUAL DEL ACCIONISTA
                   Inversiones minimas..........................   41
                   Tipos de titularidad de cuenta...............   41
                   Como comprar acciones........................   45
                   Como intercambiar acciones...................   46
                   Como liquidar acciones.......................   46
                   Servicios a los accionistas y politicas de
                   cuenta.......................................   51
                ADMINISTRACION DE LOS FONDOS
                   Asesor de inversiones........................   55
                   Personal de inversiones......................   57
                INFORMACION ADICIONAL............. .............   63
                DISTRIBUCIONES E IMPUESTOS
                   Distribuciones...............................   65
                   Impuestos....................................   67
                DATOS FINANCIEROS MAS IMPORTANTES....... .......   69
                GLOSARIO
                   Glosario de terminos de inversion............   80


                               Prospecto de Fondos de Renta Variable de Janus  1

RESUMEN DE RIESGO/RENDIMIENTO
--------------------------------------------------------------------------------

FONDOS DE RENTA VARIABLE

               Los Fondos de Renta Variable han sido disenados para los inversionistas a largo plazo que busquen el aumento del capital y que puedan tolerar los riesgos superiores asociados con las inversiones en las acciones ordinarias. El Janus Balanced Fund, el Janus Equity Income Fund y el Janus Growth and Income Fund han sido disenados para los inversionistas que busquen principalmente el crecimiento del capital con diversos grados de enfasis en el ingreso. El Janus Balanced Fund, el Janus Equity Income Fund y el Janus Growth and Income Fund no han sido disenados para los inversionistas que deseen un nivel constante de ingreso.

1. CUALES SON LOS OBJETIVOS DE INVERSION DE LOS FONDOS DE RENTA VARIABLE?
--------------------------------------------------------------------------------

               FONDOS DE RENTA VARIABLE NACIONALES DE JANUS

               - El JANUS FUND procura el crecimiento del capital a largo plazo de una manera que sea compatible con la conservacion del capital.

               - El JANUS ENTERPRISE FUND, el JANUS MERCURY FUND,el JANUS
                 OLYMPUS FUND y el JANUS STRATEGIC VALUE FUND procuran el crecimiento del capital a largo plazo.

               - El JANUS SPECIAL SITUATIONS FUND procura la apreciacion del capital.

               - El JANUS GROWTH AND INCOME FUND procura el crecimiento del capital a largo plazo y el ingreso corriente.

               - El JANUS BALANCED FUND procura el crecimiento del capital a largo plazo, compatible con la conservacion del capital y equilibrado por el ingreso corriente.

               - El JANUS EQUITY INCOME FUND procura el ingreso corriente y el crecimiento del capital a largo plazo.

               FONDOS DE RENTA VARIABLE MUNDIALES/INTERNACIONALES DE JANUS

               - El JANUS WORLDWIDE FUND procura el crecimiento del capital a largo plazo de una manera que sea compatible con la conservacion del capital.

               - El JANUS GLOBAL LIFE SCIENCES FUND procura el crecimiento del capital a largo plazo.

 2 Prospecto de Fondos de Renta Variable de Janus

               Los Administradores Fiduciarios de los Fondos podran cambiar estos objetivos sin el voto de los accionistas, y los Fondos le notificaran a usted de cualesquier cambios que sean significativos. De ocurrir un cambio significativo en el objetivo o las politicas de un Fondo, usted debera determinar si ese Fondo sigue siendo una inversion conveniente para usted. No existe ninguna garantia de que un Fondo logre su objetivo.

2. CUALES SON LAS PRINCIPALES ESTRATEGIAS DE INVERSION DE LOS FONDOS DE RENTA VARIABLE?

               Los administradores de cartera aplican un enfoque de "microana-lisis" al seleccionar las inversiones. En otras palabras, los administradores de cartera de los Fondos, buscan, de una por una, companias con potencial de incremento de ganancias, y, en el caso del Janus Strategic Value Fund, el administrador de cartera del Fondo busca, de una por una, companias subvaloradas. Los administradores de cartera del Janus Balanced Fund, el Janus Equity Income Fund y el Janus Growth and Income Fund buscan, mas que nada, valores de renta variable que produzcan ingresos para satisfacer sus criterios de inversion. Si un administrador de cartera no logra encontrar tales inversiones, una porcion significativa de los activos de un Fondo podran mantenerse en efectivo o en inversiones similares.

               Los Fondos podran invertir sin limites en valores de renta variable y de deuda extranjeros y menos del 35% de su activo neto en bonos de alto rendimiento/alto riesgo.

               El JANUS FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial para crecer. Aunque el Fondo puede invertir en companias de cualquier tamano, por lo general invierte en companias grandes y de trayectoria reconocida.

               El JANUS ENTERPRISE FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial para crecer y, normalmente, invierte por lo menos el 50 % de sus activos patrimoniales en companias de tamano mediano.

                               Prospecto de Fondos de Renta Variable de Janus  3

               El JANUS MERCURY FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial para crecer. El Fondo puede invertir en companias de cualquier tamano, desde las companias mas grandes y de trayectoria mas reconocida a las companias de crecimiento emergente mas pequenas.

               El JANUS OLYMPUS FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial para crecer. El Fondo puede invertir en companias de cualquier tamano, desde las companias mas grandes y de trayectoria mas reconocida a las companias de crecimiento emergente mas pequenas.

               El JANUS SPECIAL SITUATIONS FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial de incremento del capital. El Fondo se concentra en acciones de companias de "situaciones especiales" que, a juicio del administrador de cartera, hayan sido desatendidas o subvaloradas por otros inversionistas. Una "situacion especial" surge cuando, conforme al criterio del administrador de cartera, los instrumentos de una determinada compania aumentaran en valor debido a un suceso especifico. El administrador de cartera le presta atencion especial a companias que, en su opinion, tienen altos flujos de efectivo disponible.

               El JANUS STRATEGIC VALUE FUND invierte principalmente en acciones ordinarias con el potencial de crecimiento del capital a largo plazo utilizando un enfoque de "valor". El enfoque de "valor" pone enfasis en inversiones en companias que, a juicio del administrador de cartera, esten subvaloradas al compararse con su valor intrinseco.

               El administrador de cartera mide el valor en funcion de las relaciones precio-ganancias (price/earnings, P/E) y precio-flujo de caja. La P/E es la relacion entre el precio de una accion y las ganancias por accion. Esta cifra se determina dividiendo el precio de mercado de una accion entre el monto de las ganancias por accion de la compania. La relacion precio-flujo de caja es la relacion entre el precio de una accion y la caja disponible de la compania derivada de las operaciones, menos los gastos de capital.

 4 Prospecto de Fondos de Renta Variable de Janus

               Tipicamente, el administrador de cartera busca companias con valoracion atractiva que esten mejorando su flujo de caja disponible y que esten mejorando sus rendimientos sobre el capital invertido. Estas companias podran incluir tambien a companias de situaciones especiales que experimentan cambios de directivos y/o que estan temporalmente desfavorecidas.

               El JANUS GROWTH AND INCOME FUND pone enfasis normalmente en inversiones en acciones ordinarias. Por lo general, invierte hasta el 75% de sus activos en valores de renta variable seleccionados principalmente por su potencial de crecimiento, y por lo menos el 25% de sus activos en valores que, a juicio del administrador de cartera, tengan potencial de generar ingreso. Los valores de renta variable pueden integrar parte de este componente de ingreso si pagan en la actualidad dividendos o el administrador de cartera cree que tienen el potencial de aumentar
               o comenzar pagos de dividendos.

               El JANUS BALANCED FUND invierte normalmente del 40 al 60% de sus activos en valores seleccionados principalmente por su potencial de crecimiento y del 40 al 60% de sus activos en valores seleccionados principalmente por su potencial de generar ingreso. Por lo general, el Fondo invertira cuando menos el 25% de sus activos en valores de renta fija.

               El JANUS EQUITY INCOME FUND pone enfasis normalmente en acciones ordinarias, y el potencial de crecimiento es un factor importante a considerar para la inversion. Normalmente, invierte por lo menos el 65 % de sus activos invertidos en valores de renta variable que produzcan ingresos.

               El JANUS WORLDWIDE FUND invierte principalmente en acciones ordinarias de companias de cualquier tamano alrededor del mundo. Normalmente, el Fondo invierte en entidades emisoras de por lo menos cinco paises diferentes, incluyendo los Estados Unidos. En ocasiones, el Fondo podra invertir en menos de cinco paises o incluyendo en un solo pais.

                               Prospecto de Fondos de Renta Variable de Janus  5

               El JANUS GLOBAL LIFE SCIENCES FUND invierte principalmente en valores de renta variable de companias estadounidenses y extranjeras seleccionadas por su potencial de crecimiento. Normalmente, invierte por lo menos el 65 % de sus activos totales en valores de compania que, a juicio del administrador de cartera, tengan una orientacion hacia las ciencias de la vida. En general, las "ciencias de la vida" tienen que ver con mantener o mejorar la calidad de vida. Asi, por ejemplo, las companias con una "orientacion hacia las ciencias de la vida" incluyen companias que se dedican al desarrollo de investigacion, produccion o distribucion de productos o servicios vinculados a la atencion a la salud y el cuidado personal, los medicamentos o los farmaceuticos. Como politica fundamental, el Fondo invierte normalmente por lo menos el 25 % de sus activos totales, en conjunto, en los siguientes grupos de industria: atencion a la salud; farmaceuticos; agricultura; cosmeticos/cuidado personal; y biotecnologia.

3. CUALES SON LOS RIESGOS PRINCIPALES DE INVERTIR EN LOS FONDOS DE RENTA
VARIABLE?

               El riesgo mas grande es que los rendimientos de los Fondos pueden fluctuar y usted podria perder dinero. Si piensa invertir en alguno de los Fondos de Renta Variable, recuerde que cada uno de los mismos ha sido creado para los inversionistas a largo plazo que puedan aceptar los riesgos de invertir en una cartera con tenencias significativas de acciones ordinarias. Las acciones ordinarias tienden a ser mas volatiles que otras alternativas de inversion.

               El valor de la cartera de un Fondo puede bajar si el valor de una compania individual en la cartera disminuye, o, en el caso del Janus Special Situations Fund y el Janus Strategic Value Fund, si la opinion del administrador de cartera con respecto al valor intrinseco de una compania resulta ser incorrecta. El valor de la cartera de un Fondo puede bajar tambien si el mercado de acciones disminuye. Si el valor de la cartera de un Fondo baja, el valor patrimonial neto (VPN) puede bajar tambien, de

 6 Prospecto de Fondos de Renta Variable de Janus
               manera que si usted vende sus acciones en un Fondo, obtendria menos dinero.

               El componente de ingreso de las carteras del Janus Balanced Fund, el Janus Equity Income Fund y el Janus Growth and Income Fund incluye valores de renta fija. Un riesgo fundamental del componente de ingreso es que el valor de estos instrumentos bajara si los tipos de interes suben. Por lo general, el valor de una cartera de renta fija baja cuando los tipos de interes suben, lo cual quiere decir que el VPN del Fondo puede bajar del mismo modo. Otro riesgo fundamental propio de los valores de renta fija es el riesgo crediticio, es decir, el riesgo de que una entidad emisora no pueda cumplir con los pagos de capital e intereses cuando estos venzan.

               El JANUS SPECIAL SITUATIONS FUND se concentra en invertir en companias que se encuentren en situaciones especiales cuyo valor pudiera no aumentar si un suceso previsto no sucediera o no atrajera la atencion prevista. Vease "Que es una situacion especial?" en la pagina 24 para una explicacion de lo que el administrador de cartera puede considerar una situacion especial.

               El JANUS GLOBAL LIFE SCIENCES FUND concentra sus inversiones en grupos industriales vinculados. Debido a esto, las companias en su cartera pueden compartir caracteristicas en comun y reaccionar de manera similar a los sucesos en el mercado. Por ejemplo, muchas companias con una orientacion hacia las ciencias de la vida son altamente reguladas y pueden depender de ciertos tipos de tecnologia. Como resultado, cambios en las inversiones o subsidios otorgados por el gobierno, cambios legislativos nuevos o previstos o adelantos tecnologicos podrian afectar el valor de tales companias y, por ende, el VPN del Fondo. Los rendimientos del Fondo pueden ser mas volatiles que los de una cartera menos concentrada.

                               Prospecto de Fondos de Renta Variable de Janus  7

               El JANUS GLOBAL LIFE SCIENCES FUND y el JANUS WORLDWIDE FUND pueden tener una exposicion significativa a los mercados extranjeros. En consecuencia, sus rendimientos y VPN podran verse afectados en gran medida por las fluctuaciones en los tipos de divisas o las condiciones politicas o economicas en un determinado pais.

               El JANUS ENTERPRISE FUND, JANUS OLYMPUS FUND, JANUS SPECIAL SITUATIONS FUND, JANUS STRATEGIC VALUE FUND y el JANUS GLOBAL LIFE SCIENCES FUND son no diversificados. En otras palabras, pueden mantener posiciones mas grandes en un numero menor de valores que un fondo diversificado. Como resultado, un aumento
               o una disminucion en el valor de un solo instrumento puede tener un impacto mayor en el VPN y en el rendimiento total de un Fondo.

               Una inversion en estos Fondos no es un deposito bancario y no esta asegurada o garantizada por la Corporacion Federal de Seguro de Depositos (Federal Deposit Insurance Corporation) ni por ningun otro organismo gubernamental.

 8 Prospecto de Fondos de Renta Variable de Janus

               La siguiente informacion ilustra como el desempeno de cada uno de los Fondos de Renta Variable ha variado con el tiempo. Los diagramas de barra muestran el cambio en el desempeno ano por ano durante el periodo indicado. Las tablas comparan los rendimientos anuales promedio de cada Fondo para los periodos indicados con un indice de mercado de valores de base amplia.

                JANUS FUND

                Rendimientos anuales para periodos finalizados el 31/12

                (0.74%)  42.80%   6.87%   10.92%   (1.10%)  29.43%   19.61%   22.72%   38.89%   47.13%
                 1990     1991    1992     1993     1994     1995     1996     1997     1998     1999

                Mejor Trimestre: 4o. de 1998 28.44%  Peor Trimestre: 3o. de 1990 (13.91%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                                          Desde el Inicio
                                                           1 ano    5 anos     10 anos       (5/2/70)
                Janus Fund                                 47.13%   31.16%     20.49%         18.49%
                S&P 500 Index*                             21.03%   28.54%     18.79%         14.03%
                                                           ----------------------------------------------

                * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard
                  & Poor's, un indice no administrado ampliamente reconocido de precios de acciones ordinarias.

                               Prospecto de Fondos de Renta Variable de Janus  9

                JANUS ENTERPRISE FUND

                Rendimientos anuales para periodos finalizados el 31/12

                15.64%    8.92%   27.25%   11.65%   10.82%   33.75%   121.90%
                 1993     1994     1995     1996     1997     1998     1999

                Mejor Trimestre: 4o. de 1999 57.93%  Peor Trimestre: 3o. de 1998 (14.63%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                              Desde el Inicio
                                                           1 ano    5 anos       (1/9/92)
                Janus Enterprise Fund                      121.90%   36.12%        31.95%
                S&P MidCap 400 Index+                       14.72%   23.05%        18.69%
                                                           ----------------------------------

               + El S&P MidCap 400 Index es un grupo de 400 acciones
                 nacionales seleccionadas por su tamano de mercado, liquidez y representacion de grupo de industria.

                JANUS MERCURY FUND

                Rendimientos anuales para periodos finalizados el 31/12

                15.86%   33.01%   17.67%   11.88%   58.41%   96.23%
                 1994     1995     1996     1997     1998     1999

                Mejor Trimestre: 4o. de 1999 42.72%  Peor Trimestre: 3o. de 1998 (6.94%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                             Desde el Inicio
                                                          1 ano    5 anos       (3/5/93)
                Janus Mercury Fund                        96.23%    40.33%        35.46%
                S&P 500 Index*                            21.03%    28.54%        22.29%
                                                          ----------------------------------

               * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard
                 & Poor's, un indice no administrado ampliamente reconocido de precios de acciones ordinarias.

 10 Prospecto de Fondos de Renta Variable de Janus

                JANUS OLYMPUS FUND

                Rendimientos anuales para periodos finalizados el 31/12

                21.73%   26.73%   56.97%   100.12%
                 1996     1997     1998     1999

                Mejor Trimestre: 4o. de 1999 51.67%  Peor Trimestre: 3o. de 1998 (7.93%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                          Desde el Inicio
                                                                 1 ano      (29/12/95)
                Janus Olympus Fund                               100.12%      48.29%
                S&P 500 Index+                                   21.03%       26.39%
                                                                 ------------------------

               + El S&P 500 es el Indice Compuesto de 500 Acciones de Standard
                 & Poor's, un indice no administrado ampliamente reconocido de precios de acciones ordinarias.

                JANUS SPECIAL SITUATIONS FUND

                Rendimientos anuales para periodos finalizados el 31/12

                46.04%   25.31%   52.46%
                 1997     1998     1999

                Mejor Trimestre: 4o. de 1998 28.53%  Peor Trimestre: 3o. de 1998 (19.55%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                          Desde el Inicio
                                                                 1 ano      (31/12/96)
                Janus Special Situations Fund                    52.46%       40.78%
                S&P 500 Index*                                   21.03%       27.56%
                                                                 ------------------------

               * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard &
                 Poor's, un indice no administrado ampliamente reconocido de precios de acciones ordinarias.

                              Prospecto de Fondos de Renta Variable de Janus  11

               Ya que el Janus Strategic Value Fund no inicio sus operaciones sino hasta el 31 de enero del 2000, no se muestran desempenos para el mismo.

                JANUS GROWTH AND INCOME FUND

                Rendimientos anuales para periodos finalizados el 31/12

                5.35%    6.70%    (4.87%)  36.35%   26.03%   34.66%   34.87%   51.18%
                 1992     1993     1994     1995     1996     1997     1998     1999

                Mejor Trimestre: 4o. de 1999 29.20%  Peor Trimestre: 3o. de 1998 (8.97%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                           Desde el Inicio
                                                        1 ano    5 anos       (15/5/91)
                Janus Growth and Income Fund            51.18%   36.38%        25.12%
                S&P 500 Index*                          21.03%   28.54%        20.11%
                                                        ----------------------------------

               * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard &
                 Poor's, un indice no administrado ampliamente reconocido de precios de acciones ordinarias.

 12 Prospecto de Fondos de Renta Variable de Janus

                JANUS BALANCED FUND

                Rendimientos anuales para periodos finalizados el 31/12

                10.56%   0.02%    27.31%   15.30%   21.81%   31.20%   23.51%
                 1993     1994     1995     1996     1997     1998     1999

                Mejor Trimestre: 4o. de 1998 18.75%  Peor Trimestre: 3o. de 1998 (4.49%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                             Desde el Inicio
                                                          1 ano    5 anos       (1/9/92)
                Janus Balanced Fund                       23.51%    23.71%        19.12%
                S&P 500 Index*                            21.03%    28.54%        21.46%
                Lehman Brothers Gov't/Corp Bond Index+     2.15%     7.61%         5.44%
                                                          ----------------------------------

               * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard &
                 Poor's, un indice no administrado ampliamente reconocido de precios de acciones ordinarias.

               + Lehman Brothers Gov't/Corp Bond Index esta compuesto de todos los bonos que son de grado de inversion con un vencimiento pendiente de por lo menos un ano.

                              Prospecto de Fondos de Renta Variable de Janus  13

                JANUS EQUITY INCOME FUND

                Rendimientos anuales para periodos finalizados el 31/12

                31.08%   40.05%   38.50%
                 1997     1998     1999

                Mejor Trimestre: 4o. de 1998 26.34%  Peor Trimestre: 3o. de 1998 (8.06%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                           Desde el Inicio
                                                                  1 ano       (28/6/96)
                Janus Equity Income Fund                          38.50%        35.96%
                S&P 500 Index++                                   21.03%        27.15%
                                                                  ------------------------

               ++ El S&P 500 es el Indice Compuesto de 500 Acciones de Standard
                  & Poor's, un indice no administrado ampliamente reconocido de precios de acciones ordinaria.

                JANUS WORLDWIDE FUND

                Rendimientos anuales para periodos finalizados el 31/12

                9.01%    28.41%   3.61%   21.90%    26.40%   20.48%   25.87%   64.37%
                 1992     1993     1994     1995     1996     1997     1998     1999

                Mejor Trimestre: 4o. de 1999 42.11%  Peor Trimestre: 3o. de 1998 (16.10%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                         Desde el Inicio
                                                      1 ano    5 anos       (15/5/91)
                Janus Worldwide Fund                   64.37%   30.88%        25.10%
                Morgan Stanley International
                  Worldwide Index*                     24.93%   19.76%        14.51%
                                                       ---------------------------------

               * El Morgan Stanley International Worldwide Index es un indice ponderado en funcion de la capitalizacion de mercado, compuesto de paises que representan la estructura bursatil de 47 mercados desarrollados y emergentes.

 14 Prospecto de Fondos de Renta Variable de Janus

                JANUS GLOBAL LIFE SCIENCES FUND

                Rendimientos anuales para periodos finalizados el 31/12

                61.00%
                 1999

                Mejor Trimestre: 4o. de 1999 31.32%  Peor Trimestre: 1o. de 1999 4.20%

          Rendimiento total anual promedio para periodos finalizados el 31/12/99
          ----------------------------------------------------------------------

                                                                 1 ano y Desde el Inicio
                                                                        (31/12/98)
                Janus Global Life Sciences Fund                            61.00%
                S&P 500 Index*                                             21.03%
                                                                           -------------

               * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard
                 & Poor's, un indice no administrado ampliamente reconocido de precios de acciones ordinarias.

               El desempeno pasado de los Fondos de Renta Variable no indica necesariamente como se desempenaran en el futuro.

                              Prospecto de Fondos de Renta Variable de Janus  15

COMISIONES Y GASTOS

               LAS COMISIONES QUE DEBEN PAGAR LOS ACCIONISTAS, tales como las comisiones de ventas, comisiones de liquidacion o comisiones de intercambio, son cargadas directamente a la cuenta del inversio-nista. Todos los fondos Janus son inversiones sin comisiones, de manera que usted no pagara comisiones de accionista cuando compre
               o venda acciones de los Fondos.

               LOS GASTOS OPERATIVOS ANUALES DE LOS FONDOS son pagados con cargo a los activos de un Fondo e incluyen comisiones por la administracion de cartera, el mantenimiento de las cuentas de los accionistas, los servicios a los accionistas, contabilidad y otros servicios. Usted no paga estas comisiones directamente, pero, como se senala en el ejemplo que se muestra en la proxima pagina, estos costos son sufragados indirectamente por todos los accionistas.

 16 Prospecto de Fondos de Renta Variable de Janus

Esta tabla describe las comisiones y los gastos que usted puede pagar si compra y mantiene acciones de los Fondos. Se basan en los gastos brutos (sin el efecto de arreglos de compensacion de gastos). Todas las comisiones y los gastos que se muestran fueron determinados con base en el activo neto al ano fiscal finalizado el 31 de octubre de 1999.

                                                                                Total de Gastos
                                               Comision de        Otros       Operativos anuales
                                            Administracion(1)     Gastos           del Fondo
    Janus Fund                                    0.65%           0.20%              0.85%
    Janus Enterprise Fund                         0.65%           0.29%              0.94%
    Janus Mercury Fund                            0.65%           0.27%              0.92%
    Janus Olympus Fund                            0.65%           0.28%              0.93%
    Janus Special Situations Fund                 0.65%           0.31%              0.96%
    Janus Strategic Value Fund                    0.65%           0.60%(2)           1.25%
    Janus Growth and Income Fund                  0.65%           0.26%              0.91%
    Janus Balanced Fund                           0.65%           0.25%              0.90%
    Janus Equity Income Fund                      0.65%           0.31%              0.96%
    Janus Worldwide Fund                          0.65%           0.24%              0.89%
    Janus Global Life Sciences Fund               0.65%           0.46%              1.11%

--------------------------------------------------------------------------------

   (1) La informacion sobre la "Comision de administracion" ha sido reexpresada para reflejar una tarifa nueva de comisiones que entra en vigor el 31 de enero del 2000.
   (2) "Otros gastos" se basan en los gastos estimados en que el Fondo espera incurrir en su ano fiscal inicial.
--------------------------------------------------------------------------------

   EJEMPLO:
   Este tiene como proposito ayudarle a comparar el costo de invertir en los Fondos con el costo de invertir en otros fondos mutuos. En el ejemplo, se supone que usted invierte U.S. $10,000 en cada uno de los Fondos durante los plazos indicados y entonces liquida todas sus acciones al final de esos periodos. En el ejemplo, se supone tambien que su inversion tiene un rendimiento del 5 % cada ano y que los gastos operativos de los Fondos siguen iguales. Aunque sus costos efectivos pueden ser mas altos o mas bajos, en base a estos supuestos, sus costos serian los siguientes:

                                              1 Ano     3 Anos     5 Anos     10 Anos
                                              ---------------------------------------
    Janus Fund                                $ 87       $271       $471       $1,049
    Janus Enterprise Fund                     $ 96       $300       $520       $1,155
    Janus Mercury Fund                        $ 94       $293       $509       $1,131
    Janus Olympus Fund                        $ 95       $296       $515       $1,143
    Janus Special Situations Fund             $ 98       $306       $531       $1,178
    Janus Strategic Value Fund                $127       $397        N/A          N/A
    Janus Growth and Income Fund              $ 93       $290       $504       $1,120
    Janus Balanced Fund                       $ 92       $287       $498       $1,108
    Janus Equity Income Fund                  $ 98       $306       $531       $1,178
    Janus Worldwide Fund                      $ 91       $284       $493       $1,096
    Janus Global Life Sciences Fund           $113       $353       $612       $1,352

                              Prospecto de Fondos de Renta Variable de Janus  17

OBJETIVOS DE INVERSION, ESTRATEGIAS Y RIESGOS
PRINCIPALES DE LAS INVERSIONES
--------------------------------------------------------------------------------

FONDOS DE RENTA VARIABLE

               En esta seccion, se examinan mas de cerca los objetivos de inversion de cada uno de los Fondos de Renta Variable, sus principales estrategias de inversion y ciertos riesgos que conlleva la inversion en los Fondos de Renta Variable. Las estrategias y politicas que se indican como "fundamentales" no pueden ser cambiadas sin un voto de los accionistas.

               Sirvase estudiar con atencion la rubrica "Riesgos" de este Prospecto en las paginas 32 a la 37 para una explicacion de los riesgos que conlleven ciertas tecnicas de inversion. Hemos incluido tambien un Glosario con descripciones de los terminos de inversion usados a traves de este Prospecto.

OBJETIVOS DE INVERSION Y PRINCIPALES ESTRATEGIAS DE INVERSION

FONDOS DE RENTA VARIABLE NACIONALES

               JANUS FUND
               El Janus Fund procura el crecimiento del capital a largo plazo de una manera que sea compatible con la conservacion del capital. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial de crecimiento. Aunque el Fondo puede invertir en companias de cualquier tamano, por lo general invierte en companias mas grandes y de trayectoria mas reconocida.

               JANUS ENTERPRISE FUND
               El Janus Enterprise Fund procura el crecimiento del capital a largo plazo. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial de crecimiento, y normalmente, invierte por lo menos el 50 % de sus activos patrimoniales en companias de tamano mediano. Las companias de tamano mediano son aquellas con una capitalizacion de mercado que se encuentra dentro del rango de companias en el S&P MidCap 400 Index. Capitalizacion de mercado es una medida usada comunmente para determinar el tamano y el valor

 18 Prospecto de Fondos de Renta Variable de Janus
               de una compania. Las capitalizaciones de mercado dentro del indice fluctuan, pero, al 31 de diciembre de 1999, se ubicaban entre aproximadamente U.S. $170 millones y U.S.$37 mil millones.

               JANUS MERCURY FUND
               El Janus Mercury Fund procura el crecimiento del capital a largo plazo. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial de crecimiento. El Fondo puede invertir en companias de cualquier tamano, desde las companias mas grandes y de trayectoria mas reconocida hasta companias de crecimiento emergente mas pequenas.

               JANUS OLYMPUS FUND
               El Janus Olympus Fund procura el crecimiento del capital a largo plazo. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial de crecimiento. El Fondo puede invertir en companias de cualquier tamano, desde las companias mas grandes y de trayectoria mas reconocida hasta companias de crecimiento emergente mas pequenas.

               JANUS SPECIAL SITUATIONS FUND
               El Janus Special Situations Fund procura la apreciacion del capital. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial de apreciacion del capital. El Fondo se concentra en acciones de companias de "situaciones especiales" que, a juicio del administrador de cartera, han sido desatendidas o subvaloradas por otros inversionistas. Una "situacion especial" surge cuando, a criterio del administrador de cartera, los instrumentos de una determinada compania aumentaran en valor debido a un suceso especifico. El administrador de cartera le presta atencion especial a companias que, en su opinion, tienen altos flujos de efectivo disponible.

                              Prospecto de Fondos de Renta Variable de Janus  19

               JANUS STRATEGIC VALUE FUND
               El Janus Strategic Value Fund procura el crecimiento del capital a largo plazo. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias con el potencial de crecimiento del capital a largo plazo, utilizando un enfoque de "valor". El enfoque de "valor" pone enfasis en inversiones en companias que, a juicio del administrador de cartera, estan subvaloradas al compararse con su valor intrinseco.

               El administrador de cartera mide el valor en funcion de las relaciones precio-ganancias (price/earnings, PE) y precio-flujo de caja. La P/E es la relacion entre el precio de una accion y las ganancias por accion. Esta cifra se determina dividiendo el precio de mercado de una accion entre el monto de las ganancias por accion de la compania. La relacion precio-flujo de caja es la relacion entre el precio de una accion y la caja disponible de la compania derivada de las operaciones, menos los gastos de capital.

               Tipicamente, el administrador de cartera busca companias con valoracion atractiva que esten mejorando su flujo de caja disponible y que esten mejorando sus rendimientos sobre el capital invertido. Estas companias podran incluir tambien companias de situaciones especiales que experimentan cambios de directivos y/o que estan temporalmente desfavorecidas.

               JANUS GROWTH AND INCOME FUND
               El Janus Growth and Income Fund procura el crecimiento del capital a largo plazo y un ingreso corriente. Pone enfasis normalmente en las inversiones en acciones ordinarias. Por lo comun, invierte hasta el 75% de sus activos en valores de renta variable seleccionados principalmente por su potencial de crecimiento, y por lo menos el 25% de sus activos en valores que, a juicio del administrador de cartera, tengan potencial de generar ingreso. Debido a esta estrategia de inversion, el Fondo no ha sido concebido para los inversionistas que necesitan ingresos constantes.

 20 Prospecto de Fondos de Renta Variable de Janus

               JANUS BALANCED FUND
               El Janus Balanced Fund procura el crecimiento del capital a largo plazo, coherente con la conservacion del capital y equilibrado con un ingreso corriente. Procura su objetivo invirtiendo normalmente del 40 al 60 % de sus activos en valores seleccionados principalmente por su potencial de crecimiento y del 40 al 60 % de sus activos en valores seleccionados principalmente por su potencial de generar ingresos. El Fondo invierte normalmente por lo menos el 25 % de sus activos en valores de renta fija.

               JANUS EQUITY INCOME FUND
               El Janus Equity Income Fund procura obtener ingresos corrientes y un crecimiento del capital a largo plazo. Procura su objetivo poniendo enfasis normalmente en acciones ordinarias, y el potencial de crecimiento es un factor importante a considerar para la inversion. El Fondo trata de brindar un nivel de volatilidad mas bajo que el del S&P 500 Index. Normalmente, invierte por lo menos el 65% de sus activos invertidos en valores de renta variable que produzcan ingresos, incluyendo acciones ordinarias y preferentes, warrants y valores que sean convertibles en acciones ordinarias o preferentes.

FONDOS DE RENTA VARIABLE MUNDIALES/INTERNACIONALES DE JANUS

               JANUS WORLDWIDE FUND
               El Janus Worldwide Fund procura el crecimiento del capital a largo plazo de una manera que sea compatible con la conservacion del capital. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias de companias de cualquier tamano alrededor del mundo. Normalmente, el Fondo invierte en entidades emisoras de por lo menos cinco paises diferentes, incluyendo los Estados Unidos. En ocasiones, el Fondo podra invertir en menos de cinco paises o incluso en un solo pais.

                              Prospecto de Fondos de Renta Variable de Janus  21

               JANUS GLOBAL LIFE SCIENCES FUND
               El Janus Global Life Sciences Fund procura el crecimiento del capital a largo plazo. Procura su objetivo invirtiendo principalmente en valores de renta variable de companias estadounidenses y extranjeras seleccionadas por su potencial de crecimiento. Normalmente, invierte por lo menos el 65 % de sus activos totales en valores de compania que, a juicio del administrador de cartera, tengan una orientacion hacia las ciencias de la vida. Como politica fundamental, el Fondo invierte normalmente por lo menos el 25% de sus activos totales, en conjunto, en los siguientes grupos de industria: atencion a la salud; farmaceuticos; agricultura; cosme-ticos/cuidado personal; y biotecnologia.

 22 Prospecto de Fondos de Renta Variable de Janus

Las siguientes preguntas y respuestas estan destinadas a ayudarle a entender mejor las principales estrategias de inversion de los Fondos de Renta Variable.

1. COMO SE SELECCIONAN LAS ACCIONES ORDINARIAS?

               Cada uno de los Fondos puede invertir substancialmente todos sus activos en acciones ordinarias si el administrador de cartera considera que el valor de las acciones ordinarias aumentara. Por lo general, los administradores de cartera adoptan un enfoque de "microanalisis" al seleccionar las companias. En otras palabras, procuran identificar companias individuales con un potencial de generacion de ganancias que pudiera no haber sido reconocido por el mercado en general. Hacen esta evaluacion analizando companias, de una por una, independientemente del tamano, el pais de constitucion, el lugar de su actividad comercial principal u otros criterios de seleccion similares. Con la excepcion del Janus Growth and Income Fund, el Janus Balanced Fund y el Janus Equity Income Fund, la materializacion de los ingresos no es un factor significativo a considerar al seleccionar inversiones para los Fondos. Los ingresos generados sobre las inversiones de los Fondos podran ser un factor secundario a sus objetivos. En el caso del Janus Growth and Income Fund, el Janus Balanced Fund y el Janus Equity Income Fund, un administrador de cartera podra considerar las caracteristicas de pago de dividendos en mayor medida, al seleccionar las acciones ordinarias.

2. SE USAN LOS MISMOS CRITERIOS PARA SELECCIONAR VALORES EXTRANJEROS?

               En general, si. Los administradores de cartera buscan companias que satisfagan sus criterios de seleccion independientemente del lugar en donde se encuentran las mismas. Por lo general, los valores extranjeros se seleccionan accion por accion, sin importar cualquier asignacion definida entre paises o regiones geograficas. Sin embargo, ciertos factores tales como los niveles de inflacion previstos, las politicas gubernamentales que influyan en las condiciones de los negocios, las perspectivas para las relaciones entre monedas y las perspectivas para el crecimiento economico entre paises, regiones o areas geograficas podran ameritar una mayor consideracion al seleccionar los valores extranjeros. No

                              Prospecto de Fondos de Renta Variable de Janus  23
               existen limitaciones en cuanto a los paises en los cuales los Fondos puedan invertir y, en ocasiones, los Fondos podran tener una exposicion extranjera significativa.

3. QUE ES UNA "SITUACION ESPECIAL"?

               Cada Fondo puede invertir en situaciones especiales. Una situacion especial surge cuando un administrador de cartera considera que los valores de una entidad emisora seran reconocidos y su precio aumentara debido a un suceso especifico con respecto a tal entidad emisora. Las situaciones especiales pueden incluir cambios significativos en la asignacion por parte de una compania de su capital existente, una reestructuracion de activos o una reorientacion de los flujos de efectivo disponible. Por ejemplo, entidades emisoras que experimentan cambios de capital significativos pueden incluir a companias involucradas en escisiones, ventas de divisiones, fusiones o adquisiciones, companias que esten saliendo de la quiebra o companias que inician cambios importantes en su relacion deuda-patrimonio. Las companias que reencaminan los flujos de caja pueden estar reduciendo su deuda, adquiriendo de vuelta acciones o pagando dividendos. Tambien pueden resultar situaciones especiales de (i) cambios significativos en la estructura de la industria a traves de sucesos regulatorios o cambios en la competencia; (ii) un producto, servicio, operacion o adelanto tecnologico nuevo o mejorado; (iii) cambios entre los principales miembros de la direccion; o (iv) cambios significativos en la estructura de los costos. Como se indico anteriormente, el Janus Special Situations Fund se concentra en ese tipo de estrategia.

4. QUE SIGNIFICA "CAPITALIZACION DE MERCADO"?

               La capitalizacion de mercado es la medida que mas se usa para calcular el tamano y valor de una compania. Se calcula multiplicando el precio de mercado actual de una accion de la compania entre el total del numero de acciones en circulacion. Como se indico anteriormente, la capitalizacion de mercado es un criterio de inversion importante para el Janus Enterprise Fund. Aunque los otros Fondos de Renta Variable ofrecidos por este Prospecto no ponen enfasis en companias de algun tamano

 24 Prospecto de Fondos de Renta Variable de Janus
               determinado, los Fondos con una base de activos mas grande (p. ej., el Janus Fund) son mas probables de invertir en entidades emisoras mas grandes y de trayectoria mas reconocida.

5. COMO DETERMINA EL ADMINISTRADOR DE CARTERA DEL JANUS STRATEGIC VALUE FUND QUE UNA COMPANIA PUDIERA ESTAR SUBVALORADA?

               Una compania puede estar subvalorada cuando, a juicio del administrador de cartera del Fondo, las acciones de la compania se venden a un precio inferior a su valor intrinseco. Una compania podra estar subvalorada debido a las condiciones economicas o del mercado, bajas temporales en las ganancias, sucesos desfavorables que afecten a la compania y otros factores. Tales factores podran brindar oportunidades de compra a precios atractivos, comparados con las relaciones precio-ganancias historicas o de mercado, la relacion precio-flujo de caja disponible, el valor contable o el rendimiento sobre el patrimonio. El administrador de cartera cree que la compra de estos valores a un precio inferior a su valor intrinseco puede generar mayores rendimientos para el Fondo que los que se obtienen pagando precios elevados para companias que gozan actualmente de popularidad en el mercado.

                              Prospecto de Fondos de Renta Variable de Janus  25

6. COMO SE DISTINGUEN ENTRE SI EL JANUS GROWTH AND INCOME FUND, EL JANUS BALANCED FUND Y EL JANUS EQUITY INCOME FUND?

               El Janus Growth and Income Fund pone mas enfasis en las acciones de crecimiento agresivo y puede obtener una mayor porcion de su ingreso de acciones ordinarias que paguen dividendos. Debido a estos factores, se puede esperar que su VPN fluctue mas que el del Janus Balanced Fund o el Janus Equity Income Fund. Aunque el Janus Equity Income Fund invierte substancialmente todos sus activos en acciones ordinarias, pone enfasis en inversiones en acciones ordinarias que paguen dividendos y en otros valores de renta variable caracterizados por una estabilidad de precios relativamente mayor. Por lo tanto, se puede prever que sera menos volatil que el Janus Growth and Income Fund, como se explica en mayor detalle mas adelante. El Janus Balanced Fund pone un mayor enfasis en el componente de ingreso de su cartera e invierte en mayor medida en valores seleccionados principalmente por su potencial de obtener ingresos. Como resultado de lo anterior, se espera que sera menos volatil que el Janus Growth and Income Fund y el Janus Equity Income Fund.

7. COMO INTENTA EL JANUS EQUITY INCOME FUND LIMITAR LA VOLATILIDAD DE SU
   CARTERA?

               El Janus Equity Income Fund procura brindar un nivel mas bajo de volatilidad que el mercado de acciones en su conjunto, segun la mida el S&P 500 Index. Se espera que la volatilidad mas baja procurada por el Fondo provendra principalmente de inversiones en acciones ordinarias que paguen dividendos y otros valores de renta variable caracterizados por una estabilidad de precios relativamente mayor. La mayor estabilidad de precios procurada por el Janus Equity Income Fund puede ser una caracteristica de companias que generan flujos de efectivo disponible superiores al nivel promedio. Una compania podra usar los flujos de efectivo disponible para diversos fines, incluyendo comenzar a pagar dividendos o aumentar los mismos, adquirir de vuelta sus propias acciones o retirar deuda pendiente. El administrador de cartera

 26 Prospecto de Fondos de Renta Variable de Janus
               toma tambien en consideracion el potencial de crecimiento al seleccionar los valores de este Fondo y podra mantener valores seleccionados exclusivamente debido a su potencial de crecimiento

8. COMO SE ASIGNAN LOS ACTIVOS ENTRE LOS COMPONENTES DE CRECIMIENTO E INGRESO DE LAS CARTERAS DEL JANUS BALANCED FUND Y EL JANUS GROWTH AND INCOME FUND?

               El Janus Balanced Fund y el Janus Growth and Income Fund transfieren activos entre los componentes de crecimiento e ingreso de sus carteras en base al analisis realizado por los administradores de cartera de las condiciones de mercado, financieras y economicas relevantes. Si un administrador de cartera considera que los valores de crecimiento brindaran mejores rendimientos que los rendimientos que se encuentren disponibles en ese momento o que se preven para los valores que produzcan ingreso, ese Fondo pondra un mayor enfasis en el componente de crecimiento.

9. QUE TIPOS DE VALORES INTEGRAN EL COMPONENTE DE CRECIMIENTO DE LAS CARTERAS DEL JANUS GROWTH AND INCOME FUND, EL JANUS BALANCED FUND Y EL JANUS EQUITY INCOME FUND?

               Se espera que el componente de crecimiento de las carteras de estos fondos constara principalmente de acciones ordinarias, pero puede incluir tambien certificados de compra futura (warrants), acciones preferentes o valores convertibles seleccionados principalmente por su potencial de crecimiento.

10. QUE TIPOS DE VALORES INTEGRAN EL COMPONENTE DE INGRESO DE LAS CARTERAS DEL JANUS BALANCED FUND Y EL JANUS GROWTH AND INCOME FUND?

               El componente de ingreso del Janus Balanced Fund y el Janus Growth and Income Fund constara de valores que un administrador de cartera considere que tuvieran potencial de obtener ingreso. Tales valores podran incluir valores de renta variable, valores convertibles y todo tipo de valores de deuda. Los valores de renta variable podran ser incluidos en el componente de ingreso de un Fondo si pagan dividendos en la actualidad o si el administrador de cartera considera que tienen el potencial de

                              Prospecto de Fondos de Renta Variable de Janus  27
               aumentar o iniciar pagos de dividendos, si es que los mismos no se pagan en la actualidad.

11. QUE QUIERE DECIR "ORIENTACION HACIA LAS CIENCIAS DE LA VIDA" EN RELACION CON EL JANUS GLOBAL LIFE SCIENCES FUND?

               En general, las "ciencias de la vida" tienen que ver con mantener
               o mejorar la calidad de vida. Asi, por ejemplo, las companias con una "orientacion hacia las ciencias de la vida" incluyen companias que se dedican al desarrollo de investigacion, la produccion o la distribucion de productos o servicios vinculados a la atencion a la salud y el cuidado personal, los medicamentos
               o los farmaceuticos. Las companias orientadas hacia las ciencias de la vida incluyen tambien companias que el administrador de cartera considera tienen potencial de crecimiento principalmente como resultado de determinados productos, tecnologias, patentes u otras ventajas de mercado en las ciencias de la vida. Las ciencias de la vida abarcan una variedad de industrias, incluyendo las de atencion a la salud, nutricion, agricultura, diagnosticos medicos, investigacion y desarrollo nuclear y bioquimico, y la propiedad y operacion de instituciones de atencion a la salud.

 28 Prospecto de Fondos de Renta Variable de Janus

POLITICAS GENERALES DE CARTERA

               A menos que se indique lo contrario, cada una de las siguientes politicas es aplicable a todos los Fondos. Las limitaciones de porcentaje que se incluyen en estas politicas y en otras partes de este Prospecto se aplican en el momento de compra del valor. Por ejemplo, si un Fondo excede el limite como resultado de fluctuaciones de mercado o la venta de otros valores, no se le exigira que enajene ningun valor.

               POSICION EN EFECTIVO
               Cuando el administrador de cartera de un Fondo considere que las condiciones de mercado no son favorables para una inversion rentable, o cuando, por lo demas, no logra encontrar oportunidades de inversion atractivas, las inversiones en efectivo o similares de los Fondos podran aumentar. En otras palabras, los Fondos no siempre tienen invertidos todos sus activos en acciones y bonos. Las inversiones en efectivo o similares por lo general son residuales: representan los activos que restan despues de que el administrador de la cartera ha comprometido activos disponibles a oportunidades de inversion convenientes. Sin embargo, el administrador de cartera podra tambien aumentar temporalmente la posicion en efectivo de un Fondo para proteger sus activos o mantener la liquidez. Debido en parte a que los administradores de cartera actuan de manera independiente los unos de los otros, las posiciones en efectivo de los Fondos pueden fluctuar significativamente.

               Cuando las inversiones de un Fondo en efectivo o similares aumentan, el mismo no podra participar en avances o bajas del mercado, en la misma medida en que pudiera si una mayor parte de los activos del Fondo estuvieran invertidos en acciones y bonos.

                              Prospecto de Fondos de Renta Variable de Janus  29

               OTROS TIPOS DE INVERSIONES
               Los Fondos de Renta Variable invierten principalmente en valores de renta variable nacionales y extranjeros, los cuales podran incluir acciones preferentes, acciones ordinarias, certificados de compra futura (warrants) y valores convertibles en acciones ordinarias o preferentes. El Janus Growth and Income Fund, el Janus Balanced Fund y el Janus Equity Income Fund invierten tambien en valores de renta variable nacionales y extranjeros con diversos grados de enfasis en el ingreso. Los Fondos podran tambien invertir en menor medida en otros tipos de valores. Estos valores (los cuales se describen en el Glosario) pueden incluir:

               - valores de deuda

               - valores indexados/estructurados

               - bonos de alto rendimiento/alto riesgo (menos del 35% de los activos de cada Fondo)

               - opciones, futuros, instrumentos a plazo, permutas financieras
                 (swaps) u otros tipos de instrumentos derivados para fines de cobertura o para otros fines no de cobertura, como para procurar mejorar el rendimiento

               - valores comprados antes de su emision, de entrega aplazada o sobre bases de compromiso a plazo

               INVERSIONES NO MATERIALIZABLES
               Cada Fondo puede invertir hasta el 15 % de su activo neto en inversiones no materializables ("illiquid"). Una inversion no materializable es un valor u otra posicion que no pueda enajenarse rapidamente en el transcurso normal de los negocios. Por ejemplo, algunos valores no estan registrados conforme a las leyes de valores estadounidenses y no pueden venderse al publico estadounidense debido a reglamentos de la SEC (a estos se les conoce como "valores restringidos"). Conforme a procedimientos adoptados por los Administradores Fiduciarios de los Fondos, ciertos valores restringidos podran ser considerados no materializables y no se incluiran al calcular el limite del 15%.

 30 Prospecto de Fondos de Renta Variable de Janus

               VALORES EXTRANJEROS
               Los Fondos podran invertir sin limite en valores de renta variable y de deuda extranjeros. Los Fondos podran invertir directamente en valores extranjeros denominados en una moneda extranjera y no cotizados en bolsa en los Estados Unidos. Otras maneras de invertir en valores extranjeros incluyen certificados de deposito o acciones y companias de inversion extranjera pasivas.

               SITUACIONES ESPECIALES
               Cada fondo puede invertir en situaciones especiales. Una situacion especial surge cuando, en la opinion del administrador de cartera de un Fondo, los valores de una determinada entidad emisora seran reconocidos y su precio aumentara debido a un suceso especifico con relacion a tal entidad emisora. Los sucesos que crean una situacion especial podrian incluir, entre otras, un nuevo producto o proceso, un adelanto tecnologico, un cambio de directivos u otro suceso extraordinario que concierne a la empresa o a diferencias entre la oferta y la demanda en el mercado de ese valor. El desempeno de un Fondo podria sufrir si el suceso previsto en una inversion de "situacion especial" no ocurriera o no atrajera la atencion prevista.

               ADMINISTRACION DE CARTERA ("PORTFOLIO TURNOVER")
               En general, los Fondos se proponen comprar valores para la inversion a largo plazo aunque, en una medida limitada, un Fondo podra comprar valores en prevision de aumentos en los precios a corto plazo relativamente. Las transacciones a corto plazo pueden tambien resultar de necesidades de liquidez, valores que hayan alcanzado un objetivo de precio o rendimiento, cambios en los tipos de interes o la calificacion de credito de una entidad emisora, o por motivos de sucesos economicos o de otra indole que no se previeron al momento de la decision de inversion. Un Fondo podra tambien vender un valor y comprar simultaneamente el mismo valor o uno comparable para aprovechar diferencias a corto plazo en los rendimientos de los bonos o los precios de los valores. Se haran cambios en la cartera

                              Prospecto de Fondos de Renta Variable de Janus  31
               de un Fondo cuando su administrador de cartera considere que tales cambios son deseables. En general, se considera que las tasas de administracion de cartera no son un factor al tomar decisiones de compra y venta.

RIESGOS

               Debido a que los Fondos pueden invertir substancialmente todos sus activos en acciones ordinarias, el riesgo principal es el riesgo de que el valor de las acciones que los mismos mantienen pudiera bajar en reaccion a las actividades de una compania individual o en reaccion a condiciones generales de mercado y/o economicas. Si esto ocurre, el precio de las acciones de un Fondo podria tambien bajar. El desempeno de un Fondo puede tambien verse afectado por riesgos de ciertos tipos de inversiones especificos, tales como los valores extranjeros, las inversiones en instrumentos derivados, valores de deuda que no tengan grado de inversion, ofertas publicas iniciales (initial public offerings, IPO) o companias con capitalizaciones de mercado relativamente pequenas. Las IPO y otras tecnicas de inversion podran tener un impacto magnificado sobre el desempeno de un fondo con una base pequena de activos. Un fondo tal vez no registre un desempeno similar a medida que crecen sus activos. Tambien, el desempeno del Janus Global Life Sciences Fund pudiera verse afectado por el riesgo de industria.

Las siguientes preguntas y respuestas estan destinadas a ayudarle a entender mejor algunos de los riesgos de invertir en los Fondos.

1. COMO REPERCUTE LA CLASIFICACION DE NO DIVERSIFICADO DEL JANUS ENTERPRISE FUND, EL JANUS OLYMPUS FUND, EL JANUS SPECIAL SITUATIONS FUND, EL JANUS STRATEGIC VALUE FUND Y EL JANUS GLOBAL LIFE SCIENCES FUND EN EL NIVEL DE RIESGO DE LOS MISMOS?

               La diversificacion es una forma de reducir el riesgo invirtiendo en una amplia gama de acciones u otros valores. Un fondo "no diversificado" tiene la habilidad de asumir posiciones mas grandes en un menor numero de entidades emisoras. Debido a que la revalorizacion o depreciacion de un determinado valor puede

 32 Prospecto de Fondos de Renta Variable de Janus
               tener un impacto mayor en el VPN de un fondo no diversificado, puede esperarse que el precio de sus acciones fluctuara mas que un fondo diversificado comparable. Esta fluctuacion, de ser significativa, podra afectar el desempeno de un Fondo.

2. QUE ES EL "RIESGO DE INDUSTRIA"?

               El riesgo de industria es la posibilidad de que el precio de un grupo de acciones vinculadas baje debido a sucesos que conciernen especificamente a la industria en cuestion. Companias en las mismas industrias o industrias similares pueden compartir caracteristicas comunes y son mas probables de reaccionar de manera similar ante sucesos de mercado o economicos que afecten a esa industria en particular. Por ejemplo, en las ciencias de la vida, muchas companias estan sujetas a la regulacion y aprobacion gubernamental de sus productos y servicios, lo que a su vez puede afectar su precio o disponibilidad. Asimismo, los productos y servicios ofrecidos por estas companias pueden volverse obsoletos rapidamente ante sucesos cientificos o tecnologicos. Las perspectivas economicas de tales companias pueden fluctuar dramaticamente debido a cambios en los entornos reguladores o competitivos. En industrias relacionadas con la tecnologia, las presiones competitivas pueden tener un efecto significativo en el desempeno de companias en las cuales un fondo puede invertir. Asimismo, las companias de tecnologia y relacionadas con la tecnologia avanzan a menudo a un ritmo acelerado, y esas companias podrian estar sujetas a ciclos de produccion cortos y precios agresivos, lo que pudiera aumentar su volatilidad.

               El Janus Global Life Sciences Fund invierte en una cartera concentrada, lo que puede resultar en una mayor exposicion a industrias relacionadas. En consecuencia, el Fondo podra ser mas volatil que una cartera menos concentrada.

3. CUALES SON LOS RIESGOS QUE CONLLEVA LA INVERSION DE VALOR?

               Si la percepcion del administrador de cartera respecto al valor de una compania no se materializa en el plazo que el preve, el desempeno en conjunto del Janus Strategic Value Fund puede

                              Prospecto de Fondos de Renta Variable de Janus  33
               quedar perjudicado. Asimismo, si el valor de mercado de una compania baja, el desempeno del Janus Strategic Value Fund podria sufrir. En general, el administrador de cartera cree que estos riesgos son mitigados mediante la inversion en companias que estan subvaloradas en el mercado en relacion a ganancias, dividendos y/o activos.

4. HE OIDO MUCHO ACERCA DE LA MANERA EN QUE EL ANO 2000 PODRIA AFECTAR A LOS SISTEMAS DE COMPUTO. CREA ESTO ALGUN RIESGO ESPECIAL?

               Los administradores de cartera investigan con atencion cada inversion potencial antes de tomar una decision de inversion y, entre otras cosas, toman en cuenta el impacto, de haberlo, que la transicion al Ano 2000 ha tenido en las operaciones de la compania, al seleccionar las tenencias en cartera. Sin embargo, no existe ninguna seguridad de que la informacion que un administrador de cartera reciba con respecto al estado de transicion para el Ano 2000 de una compania sea completamente precisa. Si una compania no ha abordado satisfactoriamente los temas del Ano 2000, el desempeno del Fondo podria sufrir.

5. COMO PODRIAN LAS INVERSIONES DE LOS FONDOS EN VALORES EXTRENJEROS AFECTAR A SU DESEMPENO?

               Los Fondos pueden invertir sin limitacion en valores extranjeros, ya sea indirectamente (p. ej., certificados de deposito) o directamente en mercados extranjeros. Las inversiones en los valores extranjeros, incluyendo los de gobiernos extranjeros, pueden conllevar mayores riesgos que la inversion en valores nacionales debido a que el desempeno de los Fondos pudiera depender de factores distintos al desempeno de una determinada compania. Estos factores incluyen:

               - RIESGO DE DIVISAS. Siempre que un Fondo mantenga un instrumento extranjero, su valor quedara afectado por el valor de la moneda local relativo al dolar estadounidense. Cuando un Fondo vende un instrumento denominado en una moneda extranjera, su valor podra ser inferior en dolares estadounidenses aun cuando el valor del instrumento aumente en su pais de

 34 Prospecto de Fondos de Renta Variable de Janus
                 origen. Los valores denominados en dolares estadounidenses de entidades emisoras extranjeras podran tambien verse afectados por el riesgo de divisas.

               - RIESGO POLITICO Y ECONOMICO. Las inversiones extranjeras pueden estar sujetas a mayores riesgos politicos y economicos, sobre todo en los mercados emergentes, los cuales pueden tener gobiernos relativamente inestables, estructuras economicas emergentes, politicas nacionales que restrinjan las inversiones de los extranjeros, sistemas legales diferentes y economias basadas en apenas unas cuantas industrias. En algunos paises, existe el riesgo de que el gobierno pudiera apoderase de los activos u operaciones de una compania o que el gobierno pudiera aplicar impuestos o limites sobre el retiro de ese pais de los activos de un Fondo.

               - RIESGO FISCALIZADOR. Pudiera haber menos supervision
                 gubernamental sobre los mercados extranjeros. Como resultado, es posible que las entidades emisoras extranjeras no esten sujetas a las normas y practicas uniformes de contabilidad, auditoria y presentacion de informes financieros que se aplican a las entidades emisoras nacionales y pudiera existir menos informacion disponible al publico sobre las entidades emisoras extranjeras.

               - RIESGO DE MERCADO. Los mercados de los valores extranjeros, sobre todo los de los paises con mercados emergentes, podrian ser menos liquidos y mas volatiles que los mercados nacionales. Ciertos mercados podran exigir el pago de los valores antes de su entrega y se podrian experimentar demoras al liquidar transacciones de valores. En algunos mercados extranjeros, puede que no exista proteccion contra el hecho de que otras partes no completen las transacciones.

               - COSTOS DE TRANSACCIONES. Los costos de comprar, vender y mantener valores extranjeros, incluyendo costos de corretaje, impuestos y custodia, pueden ser mas altos que los que conllevan las transacciones nacionales.

                              Prospecto de Fondos de Renta Variable de Janus  35

6. CONLLEVAN LAS INVERSIONES EN BONOS DE ALTO RENDIMIENTO/ALTO RIESGO ALGUNOS RIESGOS ESPECIALES?

               Los bonos de alto rendimiento/alto riesgo (o bonos "junk", o "chatarra") son bonos que tienen calificacion inferior al grado de inversion de las principales agencias de calificacion, tales como Standard & Poor's y Moody's. En general, el valor de los bonos de calidad mas baja depende mas del riesgo de credito, o la habilidad de la entidad emisora de cumplir con los pagos de intereses y capital, que los bonos con grado de inversion. Las entidades emisoras de los bonos de alto rendimiento pudieran no tener una solidez financiera tan fuerte como las que emiten bonos con calificaciones de credito mas altas y son mas vulnerables a cambios economicos, cambios politicos o sucesos adversos reales o percibidos que conciernen a esa entidad emisora en particular.

               Sirvase consultar la DIA para una descripcion de las categorias de calificacion de los bonos.

7. COMO HACEN LOS FONDOS PARA REDUCIR LOS RIESGOS?

               Los Fondos pueden usar futuros, opciones, permutas financieras (swaps) y otros instrumentos derivados para "cubrir" o proteger sus carteras de movimientos adversos en los precios de los valores y los tipos de interes. Los Fondos podran tambien usar una variedad de tecnicas de cobertura de divisas, incluyendo contratos de divisas a plazo, para administrar el riesgo de tipo de cambio. Los Fondos consideran que el uso de estos instrumentos beneficiara a los Fondos. Sin embargo, el desempeno de un Fondo podria ser peor que si el Fondo no hubiera usado tales instrumentos si el criterio de un administrador de cartera resulta ser incorrecto. Los riesgos asociados con el uso de los instrumentos derivados se describen en la DIA.

8. LOS FONDOS PUEDEN INVERTIR EN COMPANIAS MAS PEQUENAS O MAS NUEVAS. CREA ESTO ALGUN RIESGO ESPECIAL?

               Sobre todo en el area de tecnologia, muchas de las oportunidades de inversion podran estar representadas por companias mas pequenas, que apenas empiezan, y que ofrecen productos o

 36 Prospecto de Fondos de Renta Variable de Janus
               servicios emergentes. Las companias mas pequenas o mas nuevas podran sufrir perdidas significativas, al igual que materializar un crecimiento mas significativo que las entidades emisoras mas grandes o de mas arraigo, ya que podran carecer de profundidad gerencial, ser incapaces de generar los fondos necesarios para el crecimiento o el desarrollo de su potencial, o estar desarrollando o comercializando productos o servicios nuevos para los cuales no exista demanda todavia, y tal vez nunca puedan colocarse en el mercado. Asimismo, tales companias podran ser factores insignificantes en sus industrias y podran estar sujetas a la competencia intensa de companias mas grandes o de mas arraigo. Los valores de las companias mas pequenas o mas nuevas podran tener mercados de compraventa mas limitados que los mercados para los valores de entidades emisoras mas grandes o de mas arraigo, y podran estar expuestos a notables fluctuaciones de precios. Las inversiones en tales companias tienden a ser mas volatiles y algo mas especulativas.

                              Prospecto de Fondos de Renta Variable de Janus  37

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                                Fondos de  Renta
                               Variable de Janus
                             MANUAL DEL ACCIONISTA

                                           Esta seccion le ayudara a
                                           familiarizarse con los
                                           diferentes tipos de cuentas
                                           que usted puede abrir con
                                           Janus. Tambien, se explica en
                                           detalle la amplia gama de
                                           servicios y caracteristicas
                                           que usted puede establecer en
                                           su cuenta, al igual que las
                                           politicas y comisiones de
                                           cuenta que pueden aplicarse a
                                           su cuenta. Las politicas de
                                           cuenta (incluyendo las
                                           comisiones), los servicios y
                                           las funciones pueden ser
                                           modificados o descontinuados
                                           sin la aprobacion de los
                                           accionistas o sin previo
                                           aviso.

                                           [JANUS LOGO]

COMO COMUNICARSE CON JANUS

CENTROS DE SERVICIO AL INVERSIONISTA
100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

(Horario: lunes-viernes 7:00 a.m.-6:00 p.m., y sabados 9:00 a.m.-1:00 p.m., hora de la zona de Montana.)

DIRECCION POSTAL
Janus
P.O. Box 173375
Denver, CO 80217-3375

PARA ENTREGA AL DIA SIGUIENTE
Janus
Suite 101
3773 Cherry Creek Drive North
Denver, CO 80209-3821

REPRESENTANTES DE SERVICIO AL INVERSIONISTA
Si tiene cualquier pregunta al estudiar este Prospecto, sirvase llamar a uno de nuestros Representantes de Servicio al Inversionista al 1-800-525-3713 de lunes a viernes de 8:00 a.m.-8:00 p.m., y los sabados de 10:00 a.m.-4:00 p.m., hora de Nueva York.

JANUS XPRESSLINE(TM)
1-888-979-7737

JANUS INTERNET ADDRESS
JANUS.COM

Para acceso las 24 horas del dia a informacion sobre cuentas y fondos, intercambios, compras y redenciones, cotizaciones diarias automatizadas sobre los precios, los intereses y los rendimientos totales de las acciones de los fondos.

JANUS.COM SPECIALISTS
1-800-975-9932

TDD
1-800-525-0056
Un dispositivo de telecomunicaciones para nuestros accionistas con impedimentos auditivos y del habla.

LINEA DE LITERATURA DE JANUS
1-800-525-8983
Para solicitar un prospecto, informes a los accionistas o materiales de mercadeo las 24 horas del dia.

 40 Manual del accionista

MONTOS MINIMOS DE INVERSIONES*

Para abrir una cuenta
ordinaria nueva          $2,500
Para abrir una nueva
cuenta de jubilacion,
cuenta de educacion o
UGMA/UTMA                $  500
Para abrir una cuenta
ordinaria nueva con un
Programa de Inversion
Automatica               $  500**
Para anadir a cualquier
tipo de cuenta           $  100+

 * Los Fondos se reservan el derecho de cambiar las cantidades de estos montos minimos de vez en cuando o dispensarlos en su totalidad o en parte para cierto tipo de cuentas.

** Para un Programa de Inversion Automatica, es necesaria una inversion automatica minima de $100 al mes hasta que el saldo de la cuenta llegue a $2,500.

 + La inversion subsiguiente minima para una cuenta de jubilacion o UGMA/UTMA es de $50.

TIPOS DE TITULARIDAD DE CUENTA

               Si usted invierte en los Fondos por primera vez, tendra que abrir una cuenta. Puede abrir los siguientes tipos de cuentas completando una Solicitud para Cuenta Nueva.

               PROPIEDAD INDIVIDUAL O CONJUNTA
               Las cuentas individuales son propiedad de una persona. Las cuentas conjuntas tienen dos o mas propietarios.

               UNA DONACION O TRANSFERENCIA A UN MENOR (UGMA O UTMA)
               Una UGMA/UTMA es una cuenta de custodia administrada en beneficio de un menor. Para abrir una UGMA o UTMA, debe incluir en la solicitud el numero de Seguro Social del menor.

               FIDEICOMISO
               Un fideicomiso establecido puede abrir una cuenta. Se deben incluir en la solicitud los nombres de cada administrador fiduciario, el nombre del fideicomiso y la fecha del contrato de fideicomiso.

                                                       Manual del accionista  41

               CUENTAS DE NEGOCIOS
               Las sociedades anonimas y sociedades colectivas pueden tambien abrir cuentas. La solicitud debe ser firmada por un funcionario autorizado de la sociedad anonima o un socio general de la sociedad colectiva.

CUENTAS CON DIFERIMIENTO DE IMPUESTOS

               Si usted es elegible, puede abrir una o mas cuentas con diferimiento de impuestos. Una cuenta con diferimiento de impuestos le permite proteger sus ganancias de inversiones y ganancias de capital de los impuestos sobre la renta vigentes. Ciertas contribuciones a algunos de estos planes pueden tambien ser deducibles de impuestos. Las cuentas con diferimiento de impuestos incluyen los planes de jubilacion que se describen a continuacion y la cuenta IRA para la Educacion. Sirvase consultar la guia para la jubilacion de Janus para informacion mas completa acerca de los diferentes tipos de IRA, incluyendo la IRA para la Educacion. Por lo general, las distribuciones de estos planes estan sujetas al impuesto sobre la renta y pueden estar sujetas a un impuesto adicional si se retiran antes de la edad de 59 1/2 anos o se usan para un fin que no califique. Se recomienda que los inversionistas consulten con su asesor de impuestos o asesor juridico antes de seleccionar una cuenta con diferimiento de impuestos.

               Investors Fiduciary Trust Company actua como custodio para las cuentas con diferimiento de impuestos ofrecidas por los Fondos. Se le cobrara una comision de mantenimiento de cuenta anual de U.S. $12 por cada numero de identificacion de contribuyente, sin importar cuantas cuentas con diferimiento de impuestos tenga con Janus. Usted puede pagar la comision con cheque o hacer que se le deduzca automaticamente de su cuenta (normalmente en diciembre). El custodio se reserva el derecho de cambiar el monto de esta comision o de dispensar en su totalidad o en parte ciertos tipos de cuentas.

 42 Manual del accionista

               CUENTAS DE JUBILACION INDIVIDUAL TRADICIONALES Y "ROTH"
               Ambos tipos de cuentas de jubilacion individuales (individual retirement account, IRA) permiten que la mayoria de los individuos con ingresos devengados contribuyan hasta la suma que sea menor entre U.S. $2,000 (U.S. $4,000 para la mayoria de las parejas casadas) o el 100 % de la remuneracion cada ano.

               IRA PARA LA EDUCACION
               Este plan permite que, con sujecion a ciertas limitaciones de ingreso, individuos contribuyan hasta U.S. $500 anualmente a nombre de cualquier nino que tenga menos de 18 anos de edad.

               PLAN DE PENSION SIMPLIFICADO PARA EMPLEADOS
               Este plan permite que los propietarios de pequenas empresas (incluyendo propietarios de empresas unipersonales) hagan contribuciones deducibles de los impuestos para los propios propietarios y cual(es)quier empleado(s) elegible(s). Para el SEP, es necesario que se abra una IRA (una SEP-IRA) para cada participante en el SEP.

               PARTICIPACION EN UTILIDADES O PLAN DE PENSION DE COMPRA DE DINERO Estos planes se encuentran a disposicion de sociedades anonimas, sociedades colectivas y propietarios de empresas unipersonales para beneficio de sus empleados y para ellos mismos.

               PLAN CONFORME A LA SECCION 403(B)(7)
               Los empleados de organizaciones educacionales u otras organizaciones exentas de impuestos que califiquen pueden ser elegibles para participar en un Plan conforme a la Seccion 403(b)(7).

                                                       Manual del accionista  43

               POR FAVOR CONSULTE EL DIAGRAMA EN LAS PAGINAS SIGUIENTES PARA INFORMACION SOBRE COMO ABRIR UNA CUENTA Y COMO REALIZAR TRANSACCIONES CON JANUS. CON CIERTAS EXCEPCIONES LIMITADAS, LOS FONDOS SE ENCUENTRAN DISPONIBLES SOLO PARA CIUDADANOS O RESIDENTES DE LOS ESTADOS UNIDOS. CUANDO COMPRE, INTERCAMBIE O LIQUIDE ACCIONES, SU SOLICITUD SERA PROCESADA AL PROXIMO VPN CALCULADO DESPUES DE QUE SE RECIBA Y ACEPTE SU ORDEN.

 44 Manual del accionista

 COMO COMPRAR ACCIONES

 POR CORREO/POR ESCRITO
 ------------------------------------------------------------------------------

 - Para abrir su cuenta, complete y firme el formulario de solicitud apropiado y extienda su cheque a favor de Janus.

 - Para comprar acciones adicionales, complete la papeleta de envio adjunta en la parte inferior de su estado de confirmacion. Si hace una compra en una cuenta de jubilacion, por favor, indique si la compra es una transferencia ("rollover") o una contribucion del ano en curso o del ano anterior.

 POR TELEFONO
 ------------------------------------------------------------------------------

 - La "Opcion de Compra de Acciones por Telefono" le permite comprar acciones adicionales de manera rapida y conveniente a traves de una transferencia electronica de dinero. Despues de establecer esta opcion en su cuenta, llame a un Representante de Servicio al Inversionista durante el horario comercial normal o llame a la XpressLine de Janus, para acceso a esta opcion las 24 horas del dia. Janus debitara automaticamente el monto deseado a su cuenta bancaria predesignada.

 - Las compras se pueden hacer tambien enviando dinero por cable de su cuenta bancaria a su cuenta de Janus. Llame a un Representante de Servicio al Inversionista para recibir instrucciones de envio por cable.

 POR INTERNET
 ------------------------------------------------------------------------------

 - La "Opcion de Compras de Acciones por Telefono" le permite hacer una compra para una cuenta existente en nuestra direccion en Internet, en janus.com.

 POR INVERSION AUTOMATICA
 ------------------------------------------------------------------------------

 - Programa de Inversion Mensual Automatica - Usted selecciona el dia de cada mes en que su dinero (minimo de U.S. $100) sera transferido electronicamente de su cuenta bancaria a su cuenta en el Fondo.

 - Deduccion del Sueldo - Si su empleador puede iniciar una deduccion automatica del sueldo, usted puede hacer que se invierta la totalidad o parte de su cheque de sueldo (minimo de U.S. $100) directamente en la cuenta de su Fondo.

                                                       Manual del accionista  45

    COMO INTERCAMBIAR ACCIONES                   COMO LIQUIDAR ACCIONES
---------------------------------------        ---------------------------------------
    - Para solicitar por escrito un              - Para solicitar por escrito una
      intercambio, sirvase seguir las              liquidacion, sirvase seguir las
      instrucciones para solicitudes por           instrucciones para solicitudes por
      escrito en la pagina 49. Consulte            escrito en la pagina 49.
      tambien las politicas de                   - Sirvase consultar la pagina 48 para
      intercambios en la pagina 47 para            informacion sobre el pago del
      mayor informacion.                           producto de liquidaciones.

---------------------------------------        ---------------------------------------
    - Todas las cuentas son automatica-          - La opcion de liquidacion por
      mente elegibles para el intercambio          telefono le permite solicitar
      de acciones por telefono. Para               liquidaciones diariamente de su
      intercambiar la totalidad o parte            cuenta llamando a un Representante
      de sus acciones a cualquier otro             de Servicio al Inversionista antes
      fondo de Janus disponible, llame a           del cierre de la sesion normal de
      un Representante de Servicio al              operaciones de la Bolsa de Valores
      Inversionista o al Janus                     de Nueva York (New York Stock
      XpressLine.                                  Exchange, NYSE), normalmente a la
                                                   4:00 p.m., hora local de Nueva
                                                   York. Tambien, puede usar la Janus
                                                   XpressLine para obtener acceso a
                                                   esta opcion las 24 horas del dia.

---------------------------------------        ---------------------------------------
    - Los intercambios se pueden hacer           - Las liquidaciones se pueden hacer
      tambien en nuestra direccion en              tambien en nuestra direccion en
      Internet, en janus.com.                      Internet, en janus.com.

---------------------------------------        ---------------------------------------
    - Intercambio Sistematico - Usted            - Liquidacion Sistematica - Esta
      determina el monto de dinero que le          opcion le permite liquidar un monto
      gustaria intercambiar
      automaticamente de una cuenta de
      Janus a otra en cualquier dia del
      mes. Usted puede establecer este
      programa con apenas U.S. $100 al
      mes para cuentas existentes. Puede
      abrir una cuenta nueva con una
      compra inicial de U.S. $500 e
      intercambios sistematicos sub-
      siguientes de U.S. $100.

 46 Manual del accionista

COMO PAGAR LAS ACCIONES

Sirvase tomar nota de lo siguiente al comprar acciones:

- No se aceptan pagos en efectivo, tarjetas de credito, cheques de terceros, cheques de viajero, cheques de tarjeta de credito o giros postales.

- Todas las compras deben hacerse en dolares estadounidenses y deben girarse contra bancos estadounidenses.

- Podremos hacer intentos adicionales para debitar a la cuenta bancaria para compras ACH.

- Los Fondos se reservan el derecho de rechazar cualquier solicitud de compra especifica.

- Si todo el cheque o parte del mismo es recibido para la inversion sin una designacion de fondo especifico, el monto no asignado sera invertido en el Janus Money Market Fund -- Investor Shares. Las acciones que sean intercambiadas posteriormente del Janus Money Market Fund -- Investor Shares al Fondo seleccio-nado recibiran el VPN primero calculado despues de que el Fondo haya recibido y aceptado su orden.

- Si se cancela su compra, usted sera responsable de cualesquiera perdidas o comisiones aplicadas por su banco y perdidas a que se pudiera incurrir como resultado de cualquier baja en el valor de la compra cancelada.

POLITICAS DE INTERCAMBIO

El privilegio de intercambio no esta destinado a ser un vehiculo para la compraventa a corto plazo o excesiva. Los Fondos no permiten la compraventa excesiva o transacciones de aprovechamiento de mercado (market timing). Las compras, liquidaciones o intercambios excesivos de acciones del Fondo perjudican a la administracion de la cartera y aumentan los gastos del Fondo.

Sirvase tomar nota de lo siguiente al intercambiar acciones:

- Con excepcion de los intercambios sistematicos, las nuevas cuentas abiertas mediante intercambio deben ser abiertas con U.S. $2,500 o el valor de la cuenta total si el valor de la cuenta desde la cual intercambia es menos de U.S. $2,500.

- Los intercambios entre cuentas existentes deben satisfacer los requisitos de inversiones subsecuentes de U.S. $100.

- Usted podra hacer cuatro intercambios desde cada Fondo durante un ano calendario (excluyendo el intercambio sistematico). Los intercambios superiores a este limite son considerados "compraventa excesiva" y podran estar sujetos a un

                                                       Manual del accionista  47
  honorario de intercambio o se podra dar por terminado el privilegio de intercambio o el derecho de hacer compras futuras de acciones del Fondo.

- Los Fondos se reservan el derecho de rechazar cualquier orden de compra o solicitud de intercambio y modificar o dar por terminado el privilegio de intercambio en cualquier momento. Por ejemplo, los Fondos pueden rechazar intercambios desde cuentas que participan, o que se sabe que participan, en compraventas superiores al limite anterior (incluyendo transacciones de aprovechamiento de mercado) o cuya compraventa haya sido o pueda ser perjudicial a un Fondo.

- Los intercambios entre cuentas seran aceptados solo si las inscripciones son identicas.

- Si las acciones que usted intercambia son mantenidas en forma de certificado, debe devolver el certificado a Janus antes de hacer cualquier intercambio. A partir del 4 de junio de 1999, las acciones dejaron de estar disponibles en forma de certificado.

- Un intercambio representa la venta de acciones de un Fondo y la compra de acciones de otro Fondo, lo cual puede producir una ganancia o perdida tributable en una cuenta que no sea de jubilacion.

- Si el saldo de la cuenta con la cual intercambia desciende a menos del monto de intercambio sistematico, todas las acciones restantes seran intercambiadas y se descontinuara el programa.

PAGO DEL PRODUCTO DE LIQUIDACIONES

- CON CHEQUE - El producto de las redenciones sera enviado a el o los accionistas registrados a la direccion registrada dentro de los siete dias posteriores al momento de haberse recibido una solicitud de liquidacion valida. Durante los 10 dias despues de un cambio de direccion, los cheques enviados a una direccion nueva requeriran una garantia de firma.

- POR TRANSFERERNCIA ELECTRONICA - Si usted establecio la opcion de redenciones electronicas, el producto de sus redenciones se puede transferir electronicamente a su cuenta bancaria predesignada el proximo dia habil despues de haberse recibido su solicitud de liquidacion (transferencia por cable) o el segundo dia habil bancario despues de haberse recibido su solicitud de liquidacion (transfe-rencia ACH).

 48 Manual del accionista

A las transferencias cablegraficas se les aplicara un cargo de U.S. $8 por cada cable, y es posible que su banco le cobre un cargo adicional por recibir el cable. Las redenciones por cable no estan disponibles para cuentas de jubilacion.

SI LAS ACCIONES QUE SE LIQUIDAN FUERON COMPRADAS CON CHEQUE, POR TELEFONO, EN NUESTRA DIRECCION EN INTERNET O A TRAVES DEL PROGRAMA DE INVERSION AUTOMATICA MENSUAL, LOS FONDOS PODRAN DEMORAR EL PAGO DEL PRODUCTO DE SU LIQUIDACION HASTA 15 DIAS A PARTIR DEL DIA DE LA COMPRA, PARA PERMITIR QUE LA COMPRA SE COMPENSE. A menos que usted provea instrucciones distintas, el producto sera invertido en el Janus Money Market Fund - Investor Shares, durante el periodo de espera de 15 dias.

INSTRUCCIONES POR ESCRITO

               Para liquidar o intercambiar por escrito la totalidad o parte de sus acciones, su solicitud debera ser enviada a una de las direcciones que figuran en la pagina 36 y debe incluir la siguiente informacion:

               - el/los nombre(s) de el/los Fondo(s)

               - el/los numero(s) de la(s) cuenta(s)

               - el monto de dinero o numero de acciones que se liquidan o intercambian

               - el/los nombre(s) en la cuenta

               - la(s) firma(s) de todos los titulares de cuenta registrados
                 (vea la solicitud de cuenta para los requisitos de firma)

               - su numero de telefono durante el dia

GARANTIA DE FIRMA

               SE EXIGE UNA GARANTIA DE FIRMA si cualquiera de los siguientes supuestos es aplicable:

               - Usted solicita una liquidacion por cheque que excede U.S.
                 $100,000.

               - Usted quiere que un cheque se extienda a favor de una persona distinta a el/los accionista(s) registrado(s).

                                                       Manual del accionista  49

               - Usted quiere que se envie un cheque a una direccion que ha sido cambiada dentro de 10 dias previos a la fecha de solicitud de la liquidacion.

               - Usted quiere que se envie un cheque a una direccion distinta de la direccion registrada.

               LOS FONDOS SE RESERVAN EL DERECHO DE EXIGIR UNA GARANTIA DE FIRMA EN OTRAS CIRCUNSTANCIAS O DE RECHAZAR O DEMORAR UNA LIQUIDACION POR MOTIVOS LEGALES.

               COMO OBTENER UNA GARANTIA DE FIRMA

               Una garantia de firma asegura que una firma es autentica. La garantia de firma protege a los accionistas de transferencias no autorizadas entre cuentas. Las siguientes instituciones financieras pueden garantizar firmas: bancos, asociaciones de ahorro y prestamo, companias fiduciarias, uniones de credito, corredores-agentes de cambio y bolsa y firmas que sean miembros de una bolsa de valores nacional. Llame a su institucion financiera y averigue si puede garantizar firmas. Los notarios publicos no pueden garantizar firmas.

               Si vive fuera de los Estados Unidos, es posible que un banco extranjero debidamente autorizado para operar en su pais de residencia o un consulado estadounidense pueda autenticar su firma.

FIJACION DE LOS PRECIOS DE LAS ACCIONES DE LOS FONDOS

               Todas las compras, redenciones e intercambios seran procesados al proximo VPN calculado despues de que su solicitud sea recibida y aceptada por un Fondo (o por el agente o designado autorizado de un Fondo). El VPN de un Fondo se calcula al cierre de la sesion normal de operaciones de la NYSE (normalmente a las 4:00 p.m., hora de Nueva York) cada dia en la que la NYSE esta abierta. El VPN de las acciones del Fondo no se determina en dias en que la NYSE esta cerrada (por lo general, el Dia de Ano Nuevo, el Dia de Martin Luther King, el Dia de los Presidentes, Viernes Santo, el Dia Conmemorativo del Soldado Caido Memo-

 50 Manual del accionista
               rial Day), el Dia de la Independencia, el Dia del Trabajo, el Dia de Accion de Gracias (Thanksgiving) y la Navidad. Para recibir el precio de un dia, su orden debe ser recibida antes del cierre de la sesion normal de operaciones de la NYSE. Los instrumentos se valoran al valor de mercado o, si no hay disponible facilmente una cotizacion de mercado, a su valor justo determinado de buena fe conforme a procedimientos establecidos por y bajo la supervision de los Administradores Fiduciarios. Los instrumentos a corto plazo que venzan dentro de 60 dias se valoran al costo amortizado, el cual se aproxima al valor de mercado. Consulte la DIA para informacion mas detallada.

SERVICIOS A LOS ACCIONISTAS Y POLITICAS DE CUENTA

               MONTOS MINIMOS EN LA CUENTA

               Debido a los costos proporcionalmente mas altos de mantener las cuentas pequenas, Janus se reserva el derecho de deducir un cargo de saldo minimo de U.S. $10 (o el valor de la cuenta, si es inferior a U.S. $10) de cuentas con valores por debajo de los montos minimos que se describen en la pagina 41 o cerrar tales cuentas. Esta politica se aplicara a cuentas que participan en el Programa de Inversion Mensual Automatica solo si el saldo de su cuenta no alcanza la inversion inicial minima requerida o cae por debajo de tal monto minimo y usted haya descontinuado las inversiones mensuales. Esta politica no se aplica a cuentas que esten por debajo de los montos minimos exclusivamente como resultado de fluctuaciones en el valor de mercado. Se espera que, para efectos de esta politica, las cuentas seran valoradas en septiembre, y el cargo de U.S. $10 sera aplicado el segundo viernes de septiembre de cada ano. A usted se le notificara antes de que cobremos el cargo de U.S. $10 o cerremos su cuenta para que usted pueda aumentar el saldo de su cuenta al monto minimo requerido.

               TRANSACCIONES A TRAVES DE ORGANIZACIONES DE PROCESAMIENTO

               Usted puede comprar o vender acciones de los Fondos a traves de un corredor-agente de cambio y bolsa, un banco u otra institucion

                                                       Manual del accionista  51
               financiera, o una organizacion que proporcione servicios de mantenimiento de registros y asesoramiento para planes 401(k) u otros planes de beneficios para los empleados (una "Organizacion de Procesamiento"). Las Organizaciones de Procesamiento pueden cobrarle a usted un cargo por este servicio y pueden exigir inversiones iniciales y subsecuentes minimas que sean diferentes a las de los Fondos. Las Organizaciones de Procesamiento podran tambien imponer otros cargos o restricciones diferentes a las que se aplican a los accionistas que invierten directamente en los Fondos. La Organizacion de Procesamiento, en vez de sus clientes, podra ser el accionista registrado de sus acciones. Los Fondos no son responsables por la falta de cualquier Organizacion de Procesamiento de cumplir con sus obligaciones hacia sus clientes. Ciertas Organizaciones de Procesamiento podran recibir remuneracion de Janus Capital o sus filiales, y ciertas Organizaciones de Procesamiento podran recibir remuneracion de los Fondos por servicios de mantenimiento de registros y servicios similares a los accionistas.

               NUMERO DE IDENTIFICACION DE CONTRIBUYENTE

               En el formulario de solicitud u otro formulario apropiado, se le solicitara que certifique que su numero de Seguro Social o identificacion de contribuyente sea correcto y que usted no esta sujeto a la retencion precautoria por no declarar ingresos al Servicio de Ingresos Internos (Internal Revenue Service, IRS). Si usted esta sujeto a la retencion precautoria del 31% o si no certifico su numero de identificacion de contribuyente, el IRS le exige a los Fondos que retenga el 31% de cualesquier dividendos pagados y el producto de redenciones o intercambios. Ademas de la retencion precautoria del 31%, usted podra estar sujeto a un cargo de U.S. $50 para reembolsar a los Fondos cualquier sancion que el IRS pueda imponer.

 52 Manual del accionista

               REDENCIONES INVOLUNTARIAS

               Los Fondos se reservan el derecho de cerrar una cuenta si se considera que el accionista realiza actividades que sean ilegales
               o de otra forma perjudiciales a los Fondos.

               TRANSACCIONES POR TELEFONO

               Usted puede iniciar muchas transacciones por telefono. Los Fondos y sus agentes no seran responsables por cualesquier perdidas que resulten de transacciones no autorizadas cuando se sigan los procedimientos disenados para verificar la identidad del llamador.

               Es posible que sea dificil comunicarse con un Representante de Servicio al Inversionista por telefono durante periodos de actividad inusual en el mercado. Si no puede comunicarse con un representante por telefono, por favor considere enviar instrucciones por escrito, visitar un Centro de Servicio, llamar al Janus XpressLine o visitar nuestra direccion en Internet.

               SUSPENSION TEMPORAL DE SERVICIOS

               En casos de emergencia, los Fondos o sus agentes podran suspender las transacciones por telefono u otros servicios a los accionistas.

               CAMBIOS DE DIRECCION

               Para cambiar la direccion de su cuenta, llame al 1-800-525-3713 o envie una solicitud por escrito firmada por todos los accionistas registrados. Incluya el nombre de su(s) Fondo(s), el/los numero(s) de la(s) cuenta(s), el/los nombre(s) en la cuenta y las direcciones viejas y nuevas. Ciertas opciones podran ser suspendidas por 10 dias despues de un cambio de direccion a menos que se provea una garantia de firma.

                                                       Manual del accionista  53

               CAMBIOS DE INSCRIPCION

               Para cambiar el nombre en una cuenta, por lo general, las acciones se transfieren a una cuenta nueva. En algunos casos, podra ser necesaria documentacion legal. Para mas detalles, por favor, llame a un Representante de Servicio al Inversionista.

               ESTADOS DE CUENTA E INFORMES

               Los inversionistas recibiran confirmaciones trimestrales de todas las transacciones. Se pueden conseguir estados de cuenta trimestrales para todos los inversionistas en nuestro sitio en Internet. En nuestro sitio en Internet usted puede indicar su deseo de descontinuar la entrega de sus estados de cuenta impresos. Asimismo, los Fondos le enviaran a usted un estado de confirmacion de transaccion inmediato despues de cada transaccion no sistematica. El Janus Growth and Income Fund, el Janus Balanced Fund y el Janus Equity Income Fund distribuyen informacion sobre dividendos trimestralmente. Todos los demas Fondos de Renta Variable distribuyen informacion sobre dividendos anualmente.

               Los Fondos publican informes financieros, los cuales incluyen una lista de las tenencias en cartera de cada uno de los Fondos, semestralmente, y actualizan sus prospectos anualmente. Para reducir los gastos, los Fondos podran optar por enviar por correo un solo informe o prospecto a su casa, aun cuando mas de una persona en la casa tenga una cuenta de Fondo. Por favor llame al 1-800-525-3713 si quiere recibir informes o prospectos adicio-nales. Los Fondos se reservan el derecho de cobrar un cargo por solicitudes para estados de cuenta adicionales.

 54 Manual del accionista

ADMINISTRACION DE LOS FONDOS
--------------------------------------------------------------------------------

ASESOR DE INVERSIONES

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, es el asesor de inversiones de cada uno de los Fondos y es responsable de la administracion cotidiana de sus carteras de inversion y otros asuntos comerciales de los Fondos.

               Janus Capital comenzo a prestar servicio como asesor de inversiones a Janus Fund en 1970 y, en la actualidad, actua como asesor de inversiones de todos los fondos de Janus, actua como subasesor para diversos fondos mutuos de etiqueta privada y presta servicios de asesoramiento de cuenta separada para cuentas institucionales.

               Janus Capital proporciona asesoramiento y recomendaciones continuas sobre las inversiones de los Fondos. Janus Capital proporciona tambien ciertos servicios de administracion, cumplimiento y contabilidad para los Fondos y los Fondos podran reembolsarle sus costos por proporcionar estos servicios. Asi-mismo, los empleados de Janus Capital actuan como funcionarios del Fideicomiso, y Janus Capital provee espacio de oficina para los Fondos y paga los sueldos, honorarios y gastos de todos los funcionarios de los Fondos y de aquellos Administradores Fiduciarios que estan afiliados con Janus Capital.

GASTOS DE ADMINISTRACION

               Los Fondos le pagan a Janus Capital una comision de administracion que se calcula a diario y se paga mensualmente. El contrato de asesoramiento de cada Fondo especifica la comision de administracion y otros gastos que los Fondos deben pagar.

                              Prospecto de Fondos de Renta Variable de Janus  55

               Cada Fondo incurre en gastos que no son asumidos por Janus Capital, incluyendo comisiones y gastos del agente de transfe-rencias y el custodio, honorarios legales y de auditoria, los costos de imprimir y enviar por correo informes y otra informacion a accionistas existentes y las comisiones y gastos de los Administradores Fiduciarios independientes. Para el ano fiscal mas reciente, cada Fondo le pago a Janus Capital las siguientes comisiones de administracion basadas en el activo neto promedio de cada Fondo:

                                                       Comision de administracion
                                                     (para el ano fiscal finalizado
                                                      el 31 de octubre de 1999)(1)
                Janus Fund                                          0.65%
                Janus Enterprise Fund                               0.69%
                Janus Mercury Fund                                  0.66%
                Janus Olympus Fund                                  0.67%
                Janus Special Situations Fund                       0.69%
                Janus Strategic Value Fund(2)                       0.65%
                Janus Growth and Income Fund                        0.66%
                Janus Balanced Fund                                 0.67%
                Janus Equity Income Fund                            0.71%
                Janus Worldwide Fund                                0.65%
                Janus Global Life Sciences Fund(3)                  0.75%

               (1) A partir del 31 de enero del 2000, la comision de
                   administracion de cada Fondo ha sido cambiada a 0.65% del activo neto diario promedio.
               (2) El Janus Strategic Value Fund no habia iniciado operaciones al 31 de octubre de 1999. La comision que se muestra es la comision de administracion que estara en vigor al inicio de operaciones del Fondo el 29 de febrero del 2000.
               (3) Para el periodo del 31 de diciembre de 1998 (inicio de operaciones) al 31 de octubre de 1999.

 56 Prospecto de Fondos de Renta Variable de Janus

PERSONAL DE INVERSIONES

ADMINISTRADORES DE CARTERA

LAURENCE J. CHANG
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y coadministrador del Janus Worldwide Fund, mismo que ha coadministrado desde septiembre de 1999. Es tambien Vicepresidente Ejecutivo y coadministrador del Janus Overseas Fund, mismo que ha coadministrado desde abril de 1998. El Sr. Chang se incorporo a Janus Capital en 1993 como analista de investigacion. Recibio un titulo universitario con honores en Religion y con una concentracion en Filosofia de
                   Dartmouth College y una Maestria en Ciencias Politicas de Stanford University. El Sr. Chang es Analista Financiero Titulado.

DAVID J. CORKINS
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera para el Janus Growth and Income Fund, que ha administrado desde agosto de 1997. Es administrador asistente de cartera del Janus Mercury Fund. Se incorporo a Janus
                   Capital en 1995 como analista de investigacion especializado en companias de servicios financieros nacionales y una variedad de industrias extranjeras. Antes de incorporarse a Janus, fue Director Financiero Ejecutivo de Chase U.S. Consumer Services, Inc., un negocio hipotecario de Chase Manhattan. Tiene titulo de Licenciado (Bachelor of Arts) en ingles y ruso de Dartmouth y recibio su Maestria en Administracion de Negocios (M.B.A.) de Columbia University en 1993.

                              Prospecto de Fondos de Renta Variable de Janus  57

DAVID C. DECKER
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Special Situations Fund y el Janus Strategic Value Fund, ambos de los cuales administra desde su inicio, y administrador asistente de cartera del Janus Fund. Se incorporo a Janus Capital en 1992 como analista de investigacion y se concentro en companias de las industrias automotriz y de defensa antes de administrar el Janus Special Situations Fund. Obtuvo su Maestria en Administracion de Empresas (M.B.A.) de la Escuela Fuqua de Negocios de Duke University y el titulo de Licenciado (Bachelor of Arts) en Economia y Ciencias Politicas de
                   Tufts University. El Sr. Decker es Analista Financiero Titulado.

JAMES P. GOFF
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Enterprise Fund. El Sr. Goff se incorporo a Janus Capital en 1988 y ha administrado el Janus Enterprise Fund desde su inicio. El Sr. Goff administro o coadministro el Janus Venture Fund desde diciembre de 1993 hasta el 1(o) de febrero de 1997. Tiene el titulo de Licenciado
                   (Bachelor of Arts) en Economia de Yale University. El Sr. Goff es Analista Financiero Titulado.

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutiva y administradora del Janus Worldwide Fund. Es tambien Vicepresidente Ejecutiva y coadministradora del Janus Overseas Fund. La Srta. Hayes se incorporo a Janus Capital en 1987 y ha administrado o coadministrado al Janus Worldwide Fund y el Janus Overseas Fund desde sus inicios. Tiene un titulo de Licenciada (Bachelor of Arts) en Economia de Yale University. La
                   Srta. Hayes es Analista Financiera Titulada.

 58 Prospecto de Fondos de Renta Variable de Janus

WARREN B. LAMMERT
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Mercury Fund. El Sr. Lammert se incorporo a Janus Capital en 1987 y ha administrado al Janus Mercury Fund desde su inicio. Anteriormente coadministro el Janus
                   Venture Fund desde diciembre de 1993 hasta diciembre de
                   1996. Tiene el titulo de Licenciado (Bachelor of Arts) en Economia de Yale University y una Maestria de Ciencia en Historia Economica de la Escuela de Economia de Londres.
                   El Sr. Lammert es Analista Financiero Titulado.

THOMAS R. MALLEY
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Global Life Sciences Fund, que ha administrado desde su inicio. Se incorporo a Janus Capital en 1991 como analista de investigacion y se ha concentrado en companias de las industrias de atencion a la salud, farmaceutica y de biotecnologia. El Sr. Malley tiene el titulo de
                   Licenciado (Bachelor of Arts) en Biologia de Stanford University. El Sr. Malley es Analista Financiero Titulado.

KAREN L. REIDY
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutiva y administradora de cartera del Janus Balanced Fund y el Janus Equity Income Fund. Es tambien administradora de cartera asistente del Janus
                   Fund. Antes de incorporarse a Janus Capital en 1995, trabajo en Price Waterhouse como administradora en las unidades de negocios tanto de Fusiones y Adquisiciones como de Auditoria. En tal calidad, la Srta. Reidy hizo trabajo de investigacion de antecedentes (due diligence) para clientes empresariales y superviso proyectos de auditoria. Recibio un titulo universitario en Contabilidad de la Universidad de Colorado en 1989 y aprobo el examen de Contadora Publica Titulada en 1992. Es Analista
                   Financiera Titulada.

                              Prospecto de Fondos de Renta Variable de Janus  59

BLAINE P. ROLLINS
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Fund. El Sr. Rollins fue Vicepresidente Ejecutivo y administrador de cartera del Janus Balanced Fund desde enero de 1996 hasta diciembre de 1999, Vicepresidente Ejecutivo y administrador de cartera del Janus Equity
                   Income Fund desde junio de 1996 hasta diciembre de 1999, y administrador asistente de cartera del Janus Fund desde enero de 1994 hasta diciembre de 1999. El Sr. Rollins se incorporo a Janus Capital en 1990 y adquirio experiencia como operador de valores de renta fija y analista de investigacion de valores de renta variable antes de administrar el Janus Balanced Fund. Tiene el titulo de Licenciado (Bachelors) de Ciencias en Finanzas de la Universidad de Colorado y es Analista Financiero Titulado.

CLAIRE YOUNG
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutiva y administradora de cartera del Janus Olympus Fund, la que ha administrado desde agosto de 1997. Anteriormente, actuo como administradora de cartera asistente del Janus Growth and Income Fund y el Janus Twenty Fund. La Srta. Young se incorporo a Janus Capital en enero de 1992. Tiene el titulo de Licenciada (Bachelors) de Ciencias en Ingenieria Electrica de Yale University. La Srta. Young es Analista Financiera
                   Titulada.

 60 Prospecto de Fondos de Renta Variable de Janus

ADMINISTRADORES ASISTENTES DE CARTERA

MATTHEW A. ANKRUM
--------------------------------------------------------------------------------
                   es administrador asistente de cartera del Janus Enterprise Fund. El Sr. Ankrum se incorporo a Janus Capital como practicante en junio de 1996 y fue designado analista de investigacion de valores de renta variable en agosto de
                   1997. Antes de incorporarse a Janus, el Sr. Ankrum trabajo como analista de finanzas empresariales en William Blair and Company de 1993 a 1995. Fue tambien analista de investigacion de valores de renta fija en Conseco Capital Management. El Sr. Ankrum tiene un titulo en
                   Administracion de Negocios de la Universidad de Wisconsin y una Maestria en Administracion de Negocios de la Universidad de Chicago. El Sr. Ankrum es Analista
                   Financiero Titulado.

MIKE DUGAS
--------------------------------------------------------------------------------
                   es administrador asistente de cartera del Janus Mercury
                   Fund. Antes de incorporarse a Janus en 1993, el Sr. Dugas fue Auditor Principal en Price Waterhouse durante tres anos. El Sr. Dugas tiene un titulo en espanol de Louisiana State University y una Maestria en contabilidad profesional de la Universidad de Texas.

RON SACHS
--------------------------------------------------------------------------------
                   es administrador asistente de cartera del Janus Enterprise Fund. El Sr. Sachs se incorporo a Janus Capital en 1996 como analista de investigacion. Antes de incorporarse a Janus, trabajo como consultor en Bain & Company y como abogado en Wilkie, Farr & Gallagher. El Sr. Sachs se graduo con honores de Princeton con un titulo en Economia. Obtuvo su titulo en derecho de la Universidad de Michigan.
                   El Sr. Sachs es Analista Financiero Titulado.

                              Prospecto de Fondos de Renta Variable de Janus  61

JOHN H. SCHREIBER
--------------------------------------------------------------------------------
                   Es administrador asistente de cartera del Janus Fund. El
                   Sr. Schreiber se incorporo a Janus Capital en 1997 como analista de investigacion de valores de renta variable.
                   Antes de incorporarse a Janus Capital, fue analista de valores de renta variable en Fidelity Investments. El Sr. Schreiber tiene un titulo (Bachelor of Science) en
                   Ingenieria Mecanica de la Universidad de Washington y una Maestria en Administracion de Negocios de Harvard
                   University. Es Analista Financiero Titulado.

 62 Prospecto de Fondos de Renta Variable de Janus

INFORMACION ADICIONAL
--------------------------------------------------------------------------------

               TAMANO DE LOS FONDOS

               Aunque en la actualidad no existe la intencion de hacerlo, los Fondos podran descontinuar la venta de sus acciones si los gestores y los Administradores Fiduciarios consideran que la continuacion de las ventas pudiera afectar de manera adversa la habilidad de un Fondo para lograr su objetivo de inversion. Si se interrumpen las ventas de un Fondo, se espera que a los accionistas existentes de tal Fondo se les permita seguir comprando acciones y reinvertir cualesquier dividendos o distribuciones de las ganancias del capital, en la ausencia de circunstancias altamente inusuales.

               EL ANO 2000

               Prepararse para el Ano 2000 ha sido una prioridad importante para Janus Capital. Se establecio un grupo para que se dedicara exclusivamente a abordar este tema. Janus Capital dedico muchos recursos internos y contrato a uno de los expertos mas reconocidos en el campo para prepararse para el Ano 2000. Janus Capital completo exitosamente todos los cinco pasos de sus preparativos para el Ano 2000, incluyendo la mejora y el reemplazo de todos sus sistemas, al igual que la prueba e implementacion a escala global de esos sistemas. Los planes de contingencia detallados de Janus Capital fueron tambien probados por completo. A la fecha de este prospecto, Janus Capital no ha advertido ningun efecto desfavorable como resultado de la transicion al Ano 2000 en ninguno de sus sistemas o aquellos de sus proveedores, o de las companias en las que los Fondos invierten o en mercados y economias a nivel mundial. No obstante, Janus Capital seguira vigilando el efecto de la transicion al Ano 2000, y no se puede dar una garantia absoluta de que la cuestion del Ano 2000 no afectara desfavorablemente a las operaciones de los Fondos o de Janus Capital.

                              Prospecto de Fondos de Renta Variable de Janus  63

               DISTRIBUCION DE LOS FONDOS

               Los Fondos son distribuidos por Janus Distributors, Inc., miembro de la National Association of Securities Dealers, Inc. ('NASD'). Para obtener informacion acerca de las firmas miembros de NASD y sus personas vinculadas, puede ponerse en contacto con NASD Regulation, Inc., en www.nasdr.com, o llamar al Numero de Telefono Dedicado a la Divulgacion Publica, 800-289-9999. Se puede pedir un folleto para el inversionista, que contiene informacion sobre el Programa de Divulgacion Publica, a NASD Regulation, Inc.

 64 Prospecto de Fondos de Renta Variable de Janus

DISTRIBUCIONES E IMPUESTOS
--------------------------------------------------------------------------------

DISTRIBUCIONES

               Para evitar la tributacion de los Fondos, el Codigo de Rentas Internas exige que cada Fondo reparta anualmente su ingreso neto y cualesquiera ganancias de capital netas sobre sus inversiones. Los ingresos que un Fondo derive de los dividendos e intereses y cualesquiera ganancias a corto plazo netas materializadas son pagadas a los accionistas como dividendos de ingresos ordinarios. Las ganancias a largo plazo netas materializadas son pagadas a los accionistas como distribuciones de ganancias de capital.

PROGRAMA DE DISTRIBUCIONES

                                              Dividendos           Ganancias de Capital
                 Janus Growth and Income      Normalmente          Normalmente
                 Fund, Janus Balanced Fund y  declarados y         declaradas y pagadas
                 Janus Equity Income Fund     pagados en marzo,    en diciembre
                                              junio, septiembre y
                                              diciembre
                -----------------------------------------------------------------------
                Todos los demas Fondos de     Normalmente          Normalmente
                 Renta Variable               declarados y         declaradas y pagadas
                                              pagados en           en diciembre
                                              diciembre

               COMO LAS DISTRIBUCIONES AFECTAN AL VPN DE UN FONDO

               Las distribuciones son pagadas a los accionistas en la fecha de registro de una reparticion de un Fondo, sin importar durante cuanto tiempo se hayan mantenido las acciones. Los dividendos y las distribuciones de ganancias de capital en espera de ser repartidos se incluyen en el VPN diario de cada Fondo. El precio de las acciones de un Fondo baja conforme al monto de la reparticion, despues de tomar en cuenta cualesquiera fluctuaciones de mercado posteriores. Por ejemplo, supongamos que el 31 de diciembre, el Janus Fund declara un dividendo por el monto de U.S. $0.25 por accion. Si el precio de las acciones del Janus Fund era de U.S. $10.00 el 30 de diciembre, el precio de las acciones el 31 de diciembre seria de U.S. $9.75, suponiendo que no hay fluctuaciones de mercado. Los accionistas deben tener presente que las distribuciones de un fondo mutuo tributable no realzan el valor y pueden crear obligaciones del impuesto sobre la renta.

                              Prospecto de Fondos de Renta Variable de Janus  65

               "COMPRA DE UN DIVIDENDO"

               Si usted compra acciones de un Fondo justamente antes de la reparticion, pagara el precio integro de las acciones y recibira una porcion del precio de compra de vuelta como una reparticion tributable. A esto se le llama "comprar un dividendo". En el ejemplo anterior, si usted compro acciones el 30 de diciembre, habria pagado U.S. $10.00 por accion. El 31 de diciembre, el Fondo le pagaria a usted U.S. $0.25 por accion como un dividendo y ahora sus acciones valdrian U.S. $9.75 por accion. A menos que su cuenta se haya establecido como una cuenta con diferimiento de impuestos, los dividendos que se le paguen a usted se incluirian en su ingreso bruto para efectos tributarios, aun cuando usted no haya participado en el aumento en el VPN del Fondo, independientemente de si reinvirtio o no los dividendos.

OPCIONES DE DISTRIBUCIONES

               Cuando usted abre una cuenta, debe especificar en su solicitud como quiere recibir sus distribuciones. Puede cambiar su opcion de distribuciones en cualquier momento escribiendole a los Fondos a una de las direcciones en la pagina 36 o llamando al 1-800-525-3713. Los Fondos ofrecen las siguientes opciones:

               1. OPCION DE REINVERSION. Usted puede reinvertir sus dividendos de ingreso y distribuciones de ganancias de capital en acciones adicionales. Esta opcion se asigna automaticamente si no se elige ninguna otra opcion.

               2. OPCION DE EFECTIVO. Usted puede recibir sus dividendos de ingreso y distribuciones de ganancias de capital en efectivo.

               3. REINVERTIR Y OPCION DE EFECTIVO. Usted puede recibir sus dividendos de ingreso o sus distribuciones de ganancias de capital en efectivo y reinvertir la otra en acciones adicionales.

               4. OPCION DE DIRECCION. Usted puede dirigir sus dividendos o ganancias de capital hacia la compra de acciones de otro fondo de Janus.

 66 Prospecto de Fondos de Renta Variable de Janus

               Los Fondos se reservan el derecho de reinvertir cheques de dividendos y distribuciones no entregables y no cobrados que sigan pendientes durante seis meses en su cuenta, como acciones del Fondo aplicable al proximo VPN calculado despues de que se anule el cheque. Las distribuciones posteriores podran tambien ser reinvertidas.

IMPUESTOS

               Asi como con cualquier otra inversion, usted debe considerar las consecuencias tributarias de invertir en los Fondos. Cada vez que venda o intercambie acciones de un fondo en una cuenta tributable, se considera como un suceso tributable. Dependiendo del precio de compra y el precio de venta, usted podra experimentar una ganancia o perdida sobre la transaccion. Cualesquiera obligaciones tributarias generadas por las transacciones que efectue son responsabilidad suya.

               La siguiente explicacion no se aplica a las cuentas con dife-rimiento de impuestos, ni es un analisis completo de las implicaciones tributarias federales de invertir en los Fondos. Quizas querra consultar con su propio asesor de impuestos. Asimismo, se podran aplicar impuestos estatales o locales a su inversion, dependiendo de las leyes del estado en que resida.

               IMPUESTOS SOBRE LAS DISTRIBUCIONES

               Los dividendos y las distribuciones de los Fondos estan sujetos al impuesto sobre la renta federal, sin importar si la reparticion se hizo en efectivo o se reinvirtio en acciones adicionales de un Fondo. Las distribuciones pueden ser tributables a tasas diferentes, dependiendo del tiempo durante el cual un Fondo mantenga un valor. En algunos estados, una porcion de los dividendos y distribuciones (dependiendo de las fuentes de ingreso de un Fondo) pueden estar exentos de los impuestos estatales y locales. Informacion con respecto a la categorizacion tributaria de los dividendos de ingreso y las distribuciones de ganancias de capital sera enviada a los accionistas a mas tardar el 31 de enero de cada

                              Prospecto de Fondos de Renta Variable de Janus  67
               ano. Informacion tributaria sobre la cuenta sera enviada tambien al IRS.

               TRIBUTACION DE LOS FONDOS

               Los dividendos, intereses y algunas ganancias de capital recibidas por los Fondos sobre valores extranjeros podran estar sujeto a la retencion de impuestos u otros impuestos extranjeros. Los Fondos podran, de un ano al otro, hacer la eleccion permitida conforme a la seccion 853 del Codigo de Rentas Internas para transferir tales impuestos a los accionistas como un credito de impuesto extranjero. Si no se hace tal eleccion, cualesquier impuestos extranjeros pagados o acumulados representaran un gasto para los Fondos.

               Los Fondos no esperan pagar impuestos federales sobre la renta o el consumo, ya que se proponen satisfacer ciertos requisitos del Codigo de Rentas Internas. Es importante que los Fondos satisfagan estos requisitos de manera que cualesquiera ganancias sobre su inversion no sean tributadas dos veces.

 68 Prospecto de Fondos de Renta Variable de Janus

DATOS FINANCIEROS MAS IMPORTANTES
--------------------------------------------------------------------------------

               El proposito de las tablas de datos financieros mas importantes es ayudarle a entender el desempeno financiero de los Fondos durante los ultimos 5 anos hasta el 31 de octubre de cada ano fiscal que se muestra (o para los Fondos con un historial de desempeno de menos de 5 anos, hasta el 31 de octubre de cada periodo fiscal que se muestra). Los renglones 1 al 9 reflejan los resultados financieros para una sola accion de Fondo. Los rendimientos totales en las tablas representan la tasa que un inversionista hubiera ganado (o perdido) sobre una inversion en cada uno de los Fondos (suponiendo la reinversion de todos los dividendos y distribuciones). Esta informacion ha sido auditada por PricewaterhouseCoopers LLP, cuyo informe, junto con los estados financieros de los Fondos, se incluyen en los Informes Anuales, los cuales se pueden obtener a solicitud y se incorporan por referencia a la DIA.

               NO SE PRESENTAN LOS DATOS FINANCIEROS MAS IMPORTANTES PARA EL JANUS STRATEGIC VALUE FUND YA QUE EL FONDO NO HABIA INICIADO SUS OPERACIONES AL 31 DE OCTUBRE DE 1999.

                              Prospecto de Fondos de Renta Variable de Janus  69

JANUS FUND
---------------------------------------------------------------------------------------------------
                                                     Periodos finalizados el 31 de octubre de
                                                 1999       1998       1997       1996       1995
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL
     PERIODO                                    $27.97     $29.36     $26.65     $23.37     $19.62
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                      --      (.02)       0.15       0.31       0.16
  3. Ganancias (o perdidas) netas sobre
     valores (tanto materializadas como no
     materializadas)                             15.63       3.70       5.69       4.23       3.99
  4. Total de operaciones de inversion           15.63       3.68       5.84       4.54       4.15
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de
     inversion)                                     --     (0.23)     (0.21)     (0.13)     (0.01)
  6. Dividendos (superiores a los ingresos
     netos de inversion)                            --         --         --         --         --
  7. Distribuciones (de ganancias de capital)   (0.82)     (4.84)     (2.92)     (1.13)     (0.39)
  8. Total de distributiones                    (0.82)     (5.07)     (3.13)     (1.26)     (0.40)
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                    $42.78     $27.97     $29.36     $26.65     $23.37
 10. Rendimiento total                          56.75%     15.12%     24.18%     20.31%     21.62%
 11. Activo neto, al final del periodo (en
     millones)                                 $35,835    $20,721    $19,029    $15,313    $11,963
 12. Activo neto promedio para el periodo (en
     millones)                                 $28,993    $20,777    $17,515    $13,753    $10,560
 13. Relacion de gastos brutos a activo neto
     promedio                                    0.85%      0.87%      0.87%      0.86%      0.87%
 14. Relacion de gastos netos a activo neto
     promedio                                    0.84%      0.86%      0.86%      0.85%      0.86%
 15. Relacion de ingreso/(perdida) neto de
     inversion a activo neto promedio          (0.14%)         --      0.85%      0.91%      1.25%
 16. Tasa de administracion de cartera             63%        70%       132%       104%       118%
---------------------------------------------------------------------------------------------------

 70 Prospecto de Fondos de Renta Variable de Janus

JANUS ENTERPRISE FUND
-------------------------------------------------------------------------------------------
                                                  Periodos finalizados el 31 de octubre
                                                                 de 31st
                                                 1999     1998     1997     1996     1995
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL
     PERIODO                                    $32.33   $30.86   $31.19   $27.14   $24.43
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                      --       --       --       --     0.52
  3. Ganancias (o perdidas) netas sobre
     valores (tanto materializadas como no
     materializadas)                             30.61     3.43     0.95     5.85     3.09
  4. Total de operaciones de inversion           30.61     3.43     0.95     5.85     3.61
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de inversion)      --       --       --       --   (0.52)
  6. Dividendos (superiores al ingreso neto de
     inversion)                                     --       --       --       --       --
  7. Distribuciones (de ganancias de capital)   (4.30)   (1.96)   (1.28)   (1.80)   (0.38)
  8. Total de distribuciones                    (4.30)   (1.96)   (1.28)   (1.80)   (0.90)
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                    $58.64   $32.33   $30.86   $31.19   $27.14
 10. Rendimiento total                         104.09%   11.79%    3.31%   22.43%   15.46%
 11. Activo neto, al final del periodo (en
     millones)                                  $2,330     $559     $552     $732     $459
 12. Activo neto promedio para el periodo (en
     millones)                                  $1,127     $551     $614     $596     $408
 13. Relacion de gastos brutos a activo neto
     promedio                                    0.98%    1.08%    1.07%    1.14%    1.26%
 14. Relacion de gastos netos a activo neto
     promedio                                    0.95%    1.06%    1.04%    1.12%    1.23%
 15. Relacion de ingreso/(perdida) neto de
     inversion a activo neto promedio          (0.67%)  (0.67%)  (0.61%)  (0.78%)    0.02%
 16. Tasa de administracion de cartera             98%     134%     111%      93%     194%
-------------------------------------------------------------------------------------------

                              Prospecto de Fondos de Renta Variable de Janus  71

JANUS MERCURY FUND
-------------------------------------------------------------------------------------------
                                                 Periodos finalizados el 31 de octubre de
                                                 1999     1998     1997     1996     1995
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL
     PERIODO                                    $20.77   $18.65   $18.20   $17.38   $14.12
     INGRESOS DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                      --   (0.01)   (0.01)     0.14     0.16
  3. Ganancias (o perdidas) netas sobre
     valores (tanto materializadas como no
     materializadas)                             16.89     4.07     2.82     2.74     3.37
  4. Total de operaciones de inversion           16.89     4.06     2.81     2.88     3.53
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de inversion)      --       --   (0.08)       --   (0.16)
  6. Dividendos (superiores al ingreso neto de
     inversion)                                     --   (0.04)       --       --       --
  7. Distribuciones (de ganancias de capital)   (2.01)   (1.90)   (2.28)   (2.06)   (0.11)
  8. Total de distribuciones                    (2.01)   (1.94)   (2.36)   (2.06)   (0.27)
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                    $35.65   $20.77   $18.65   $18.20   $17.38
 10. Rendimiento total                          86.02%   24.75%   17.07%   18.18%   25.53%
 11. Activo neto, al final del periodo (en
     millones)                                  $9,060   $2,368   $1,971   $2,002   $1,521
 12. Activo neto promedio para el periodo (en
     millones)                                  $5,258   $2,103   $2,046   $1,839   $1,116
 13. Relacion de gastos brutos a activo neto
     promedio                                    0.93%    0.97%    0.98%    1.02%    1.14%
 14. Relacion de gastos netos a activo neto
     promedio                                    0.91%    0.94%    0.96%    1.00%    1.12%
 15. Relacion de ingreso/(perdida) neto de
     inversion a activo neto promedio          (0.39%)  (0.33%)    0.21%    0.45%    0.50%
 16. Tasa de administracion de cartera             89%     105%     157%     177%     201%
-------------------------------------------------------------------------------------------

 72 Prospecto de Fondos de Renta Variable de Janus

JANUS OLYMPUS FUND
-----------------------------------------------------------------------------------------
                                                Periodos finalizados el 31 de octubre de
                                                  1999       1998       1997     1996(1)
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL
     PERIODO                                     $21.70     $18.41     $14.86     $12.00
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                     0.02         --       0.04       0.13
  3. Ganancias (perdidas) netas sobre valores
     (tanto materializadas como no
     materializadas)                              19.15       4.05       3.64       2.73
  4. Total de operaciones de inversion            19.17       4.05       3.68       2.86
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de inversion)       --         --     (0.13)         --
  6. Dividendos (superiores al ingreso neto de
     inversion)                                      --     (0.04)         --         --
  7. Distribuciones (de ganancias de capital)        --     (0.72)         --         --
  8. Total de distribuciones                         --     (0.76)     (0.13)         --
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                     $40.87     $21.70     $18.41     $14.86
 10. Rendimiento total*                          88.34%     23.10%     24.98%     23.83%
 11. Activo neto, al final del periodo (en
     millones)                                   $3,887       $947       $616       $432
 12. Activo neto promedio para el periodo (en
     millones)                                   $2,269       $774       $517       $276
 13. Relacion de gastos brutos a activo neto
     promedio**                                   0.95%      1.01%      1.06%      1.17%
 14. Relacion de gastos netos a activo neto
     promedio**                                   0.93%      0.98%      1.03%      1.15%
 15. Relacion de ingreso/(perdida) neto de
     inversion a activo neto promedio**           0.06%    (0.21%)      0.26%      1.64%
 16. Tasa de administracion de cartera**            91%       123%       244%       303%
-----------------------------------------------------------------------------------------

(1) Periodo fiscal del 29 de diciembre de 1995 (inicio) al 31 de octubre de
    1996.
 * El rendimiento total no se anualiza para periodos de menos de un ano entero. ** Anualizada para periodos de menos de un ano entero.

                              Prospecto de Fondos de Renta Variable de Janus  73

JANUS SPECIAL SITUATIONS FUND
----------------------------------------------------------------------------------------
                                                         Periodos finalizados el 31 de
                                                                   octubre de
                                                          1999        1998      1997(1)
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL
     PERIODO                                             $14.57      $14.08      $10.00
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                               --          --          --
  3. Ganancias (perdidas) netas sobre valores (tanto
     materializadas como no materializadas)                8.22        1.15        4.08
  4. Total de operaciones de inversion                     8.22        1.15        4.08
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de inversion)               --          --          --
  6. Dividendos (superiores al ingreso neto de
     inversion)                                              --          --          --
  7. Distribuciones (de ganancias de capital)            (0.04)      (0.66)          --
  8. Total de distribuciones                             (0.04)      (0.66)          --
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL PERIODO        $22.75      $14.57      $14.08
 10. Rendimiento total*                                  56.54%       8.49%      40.80%
 11. Activo neto, al final del periodo (en millones)     $1,197        $786        $334
 12. Activo neto promedio para el periodo (en
     millones)                                           $1,001        $716        $168
 13. Relacion de gastos brutos a activo neto
     promedio**                                           1.00%       1.08%       1.20%
 14. Relacion de gastos netos a activo neto
     promedio**                                           0.98%       1.05%       1.18%
 15. Relacion de ingreso/(perdida) neto de inversion
     a activo neto promedio**                           (0.76%)     (0.49%)     (0.08%)
 16. Tasa de administracion de cartera**                   104%        117%        146%
----------------------------------------------------------------------------------------

(1) Periodo fiscal del 31 de diciembre de 1996 (inicio) al 31 de octubre de
    1997.
 * El rendimiento total no se anualiza para periodos de menos de un ano entero. ** Anualizada para periodos de menos de un ano entero.

 74 Prospecto de Fondos de Renta Variable de Janus

JANUS GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------
                                              Periodos finalizados el 31 de octubre de
                                            1999      1998      1997      1996      1995
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO
     DEL PERIODO                            $26.45    $25.07    $20.05    $18.13    $14.69
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                0.26      0.08      0.01      0.16      0.11
  3. Ganancias (o perdidas) netas sobre
     valores (tanto materializadas como
     no materializadas)                      12.27      3.72      6.98      4.01      3.43
  4. Total de operaciones de inversion       12.53      3.80      6.99      4.17      3.54
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de
     inversion)                             (0.27)    (0.04)    (0.11)    (0.08)    (0.10)
  6. Dividendos (superiores al ingreso
     neto de inversion)                         --        --        --        --        --
  7. Distribuciones (de ganancias de
     capital)                               (1.87)    (2.38)    (1.86)    (2.17)        --
  8. Total de distribuciones                (2.14)    (2.42)    (1.97)    (2.25)    (0.10)
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                $36.84    $26.45    $25.07    $20.05    $18.13
 10. Rendimiento total                      49.59%    16.73%    37.78%    25.56%    24.20%
 11. Activo neto, al final del periodo
     (en millones)                          $5,837    $2,819    $1,889    $1,033      $583
 12. Activo neto promedio para el periodo
     (en millones)                          $4,375    $2,479    $1,416      $773      $498
 13. Relacion de gastos brutos a activo
     neto promedio                           0.92%     0.96%     0.98%     1.05%     1.19%
 14. Relacion de gastos netos a activo
     neto promedio                           0.90%     0.94%     0.96%     1.03%     1.17%
 15. Relacion de ingreso/(perdida) neto
     de inversion a activo neto promedio     0.37%     0.33%     0.30%     0.70%     1.11%
 16. Tasa de administracion de cartera         43%       95%      127%      153%      195%
------------------------------------------------------------------------------------------

                              Prospecto de Fondos de Renta Variable de Janus  75

JANUS BALANCED FUND
------------------------------------------------------------------------------------------
                                              Periodos finalizados el 31 de octubre de
                                            1999      1998      1997      1996      1995
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO
     DEL PERIODO                            $17.22    $16.73    $15.20    $13.72    $12.17
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                0.42      0.33      0.36      0.33      0.61
  3. Ganancias (o perdidas) netas sobre
     valores (tanto materializadas como
     no materializadas)                       4.69      2.00      2.88      2.22      1.52
  4. Total de operaciones de inversion        5.11      2.33      3.24      2.55      2.13
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingresos netos de
     inversion)                             (0.43)    (0.35)    (0.36)    (0.26)    (0.58)
  6. Dividendos (superiores al ingreso
     neto de inversion)                         --        --        --        --        --
  7. Distribuciones (de ganancias de
     capital)                               (0.11)    (1.49)    (1.35)    (0.81)        --
  8. Total de distribuciones                (0.54)    (1.84)    (1.71)    (1.07)    (0.58)
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                $21.79    $17.22    $16.73    $15.20    $13.72
 10. Rendimiento total                      29.89%    15.48%    23.38%    19.39%    18.26%
 11. Activo neto, al final del periodo
     (en millones)                          $2,930      $830      $360      $207      $125
 12. Activo neto promedio para el periodo
     (en millones)                          $1,954      $537      $283      $159      $107
 13. Relacion de gastos brutos a activo
     neto promedio                           0.92%     1.03%     1.12%     1.23%     1.35%
 14. Relacion de gastos netos a activo
     neto promedio                           0.91%     1.01%     1.10%     1.21%     1.32%
 15. Relacion de ingreso/(perdida) neto
     de inversion a activo neto promedio     2.37%     2.34%     2.63%     2.35%     2.52%
 16. Tasa de administracion de cartera         64%       73%      139%      151%      185%
------------------------------------------------------------------------------------------

 76 Prospecto de Fondos de Renta Variable de Janus

JANUS EQUITY INCOME FUND
------------------------------------------------------------------------------------------
                                                  Periodos finalizados el 31 de octubre de
                                                   1999       1998       1997      1996(1)
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL
     PERIODO                                      $15.59     $13.98     $11.29     $10.00
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                      0.14       0.05       0.09       0.07
  3. Ganancias (o perdidas) netas sobre valores
     (tanto materializadas como no
     materializadas)                                7.17       2.47       3.11       1.25
  4. Total de operaciones de inversion              7.31       2.52       3.20       1.32
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de inversion)    (0.15)     (0.03)     (0.12)     (0.03)
  6. Dividendos (superiores al ingreso neto de
     inversion)                                       --         --         --         --
  7. Distribuciones (de ganancias de capital)     (0.18)     (0.88)     (0.39)         --
  8. Total de distribuciones                      (0.33)     (0.91)     (0.51)     (0.03)
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                      $22.57     $15.59     $13.98     $11.29
 10. Rendimiento total*                           47.22%     19.21%     29.46%     13.20%
 11. Activo neto, al final del periodo (en
     millones)                                      $781       $201        $74        $30
 12. Activo neto promedio para el periodo (en
     millones)                                      $571       $134        $46        $21
 13. Relacion de gastos brutos a activo neto
     promedio**                                    1.02%      1.21%      1.48%      1.79%
 14. Relacion de gastos netos a activo neto
     promedio**                                    1.01%      1.18%      1.45%      1.71%
 15. Relacion de ingreso/(perdida) neto de
     inversion a activo neto promedio**            0.81%      0.41%      0.62%      3.09%
 16. Tasa de administracion de cartera**             81%       101%       180%       325%
------------------------------------------------------------------------------------------

(1) Periodo fiscal del 28 de junio de 1996 (inicio) al 31 de octubre de 1996.
 * El rendimiento total no se anualiza para periodos de menos de un ano entero. ** Anualizada para periodos de menos de un ano entero.

                              Prospecto de Fondos de Renta Variable de Janus  77

JANUS WORLDWIDE FUND
--------------------------------------------------------------------------------------------
                                                  Periodos finalizados el 31 de octubre de
                                                 1999      1998      1997     1996     1995
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL
     PERIODO                                     $41.52    $40.05   $34.60   $27.65   $27.00
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                     0.02      1.26   (0.08)     0.49     0.81
  3. Ganancias (o perdidas) netas sobre
     valores (tanto materializadas como no
     materializadas)                              17.51      3.01     7.73     7.79     1.39
  4. Total de operaciones de inversion            17.53      4.27     7.65     8.28     2.20
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de inversion)   (0.18)    (1.35)   (0.15)   (0.26)   (0.54)
  6. Dividendos (superiores al ingreso neto de
     inversion)                                      --        --       --       --       --
  7. Distribuciones (de ganancias de capital)        --    (1.45)   (2.05)   (1.07)   (1.01)
  8. Total de distribuciones                     (0.18)    (2.80)   (2.20)   (1.33)   (1.55)
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                     $58.87    $41.52   $40.05   $34.60   $27.65
 10. Rendimiento total                           42.33%    11.40%   23.34%   31.00%    8.89%
 11. Activo neto, al final del periodo (en
     millones)                                  $24,091   $13,932   $10,358  $4,467   $1,804
 12. Activo neto promedio para el periodo (en
     millones)                                  $18,893   $13,078   $7,784   $2,953   $1,622
 13. Relacion de gastos brutos a activo neto
     promedio                                     0.89%     0.92%    0.97%    1.02%    1.24%
 14. Relacion de gastos netos a activo neto
     promedio                                     0.88%     0.90%    0.95%    1.01%    1.23%
 15. Relacion de ingreso/(perdida) neto de
     inversion a activo neto promedio             0.07%     0.47%    0.65%    0.73%    0.99%
 16. Tasa de administracion de cartera              68%       86%      79%      80%     142%
--------------------------------------------------------------------------------------------

 78 Prospecto de Fondos de Renta Variable de Janus

JANUS GLOBAL LIFE SCIENCES FUND
-------------------------------------------------------------------------------------
                                                                Periodo finalizado el
                                                                  31 de octubre de
                                                                       1999(1)
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL PERIODO                    $10.00
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                                               --
  3. Ganancias (o perdidas) netas sobre valores (tanto
     materializadas como no materializadas)                                1.97
  4. Total de operaciones de inversion                                     1.97
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de inversion)                               --
  6. Dividendos (superiores al ingreso neto de inversion)                    --
  7. Distribuciones (de ganancias de capital)                                --
  8. Total de distribuciones                                                 --
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL PERIODO                        $11.97
 10. Rendimiento total*                                                  19.70%
 11. Activo neto, al final del periodo (en millones)                       $344
 12. Activo neto promedio para el periodo (en millones)                    $228
 13. Relacion de gastos brutos a activo neto promedio**                   1.21%
 14. Relacion de gastos netos a activo neto promedio**                    1.19%
 15. Relacion de ingreso/(perdida) neto de inversion a
     activo neto promedio**                                             (0.41%)
 16. Tasa de administracion de cartera**                                   235%
-------------------------------------------------------------------------------------

(1) Periodo fiscal del 31 de diciembre de 1998 (inicio) al 31 de octubre de
    1999.
 * El rendimiento total no se anualiza para periodos de menos de un ano entero. ** Anualizada para periodos de menos de un ano entero.

                              Prospecto de Fondos de Renta Variable de Janus  79

GLOSARIO DE TERMINOS DE INVERSION
--------------------------------------------------------------------------------

               Este glosario brinda una descripcion mas detallada de algunos de los tipos de valores y otros instrumentos en los que los Fondos pueden invertir. Los Fondos pueden invertir en estos instrumentos en la medida permitida por sus objetivos y politicas de inversion. Los Fondos no estan limitados por esta explicacion y pueden invertir en cualquier otro tipo de instrumento que no sea prohibido por las politicas que se explican en otras partes de este Prospecto. Sirvase consultar la DIA para una explicacion mas detallada de ciertos instrumentos.

I. VALORES DE RENTA FIJA Y DE DEUDA

               LOS BONOS son instrumentos de deuda emitidos por una compania, una municipalidad, un gobierno o un organismo gubernamental. La entidad emisora de un bono tiene la obligacion de pagarle al tenedor el monto del prestamo (o el valor nominal del bono) a un vencimiento especificado y de efectuar los pagos de interes programados.

               EL PAPEL COMERCIAL es una obligacion de deuda a corto plazo con un vencimiento de entre 1 y 270 dias que es emitida por bancos, empresas y otros prestatarios a inversionistas que buscan invertir efectivo inactivo. Los Fondos pueden comprar papel comercial emitido en colocaciones privadas conforme a la Seccion 4(2) de la Ley de Valores (Securities Act) de 1933.

               LAS ACCIONES ORDINARIAS son valores de renta variable que representan participaciones de propiedad en una compania y normalmente conllevan derechos de voto y devengan dividendos. A diferencia de las acciones preferentes, los dividendos de las acciones ordinarias no son fijos sino que son declarados a la discrecion del consejo de administracion de la entidad emisora.

               LOS VALORES CONVERTIBLES son acciones preferentes o bonos que pagan un dividendo o pago de interes fijo y son convertibles en acciones ordinarias a un precio o razon de conversion especificada.

 80 Prospecto de Fondos de Renta Variable de Janus

               LOS VALORES DE DEUDA son valores que representan dinero obtenido en prestamo que debe ser reintegrado en una fecha posterior. Tales valores tienen vencimientos especificos y normalmente un tipo de interes o un descuento sobre la compra original especifica.

               LOS CERTIFICADOS DE DEPOSITARIO son certificados de acciones de una empresa domiciliada en el exterior que le dan derecho al tenedor a dividendos y ganancias de capital sobre el valor subyacente. Los certificados incluyen aquellos emitidos por bancos domesticos (Certificados de Deposito Americano), bancos extranjeros (Certificados de Deposito Mundiales o Europeos) y corredores-agentes de cambio y bolsa (acciones de depositario).

               LOS VALORES DE RENTA FIJA son valores que pagan una tasa de rentabilidad especificada. Por lo general, el termino incluye obligaciones a corto y largo plazo gubernamentales, empresariales y municipales que pagan un tipo de interes especificado o cupones durante un periodo de tiempo especificado, y acciones preferentes, las cuales pagan dividendos fijos. Las tasas de cupon y dividendos pueden fijarse para toda la vida de la emision o, en el caso de los valores de tasa ajustable y flotante, para un periodo mas corto.

               LOS BONOS DE ALTO RENDIMIENTO/ALTO RIESGO son bonos que tienen una calificacion inferior al grado de inversion de las agencias de calificacion principales (p. ej., BB o inferior de Standard & Poor's y Ba o inferior de Moody's). Otros terminos que se usan comunmente para describir a tales bonos incluyen "bonos de calificacion mas baja", "bonos de grado de no inversion" y "bonos chatarra."

               LOS VALORES RESPALDADOS POR HIPOTECAS O ACTIVOS son acciones en una agrupacion ("pool") de hipotecas u otra deuda. Por lo general, estos valores conllevan un traspaso, es decir, que el capital y los pagos de interes sobre los valores subyacentes (menos cargos por servicios) se traspasan a los accionistas a prorrata. Estos valores conllevan el riesgo de pago anticipado, el cual es el riesgo de que las hipotecas u otra deuda subyacente pudieran ser refinanciadas o reintegradas antes de su vencimiento durante periodos de baja en

                              Prospecto de Fondos de Renta Variable de Janus  81
               los tipos de interes. En tal caso, es posible que un administrador de cartera tenga que reinvertir el producto de los valores a un tipo mas bajo. Las ganancias de mercado potenciales de un valor sujeto al riesgo del pago anticipado pueden ser mas limitadas que las ganancias de mercado potenciales de un valor comparable que no esta sujeto al riesgo del pago anticipado.

               UNA COMPANIA DE INVERSION EXTRANJERA PASIVA (PASSIVE FOREIGN INVESTMENT COMPANY, PFIC) es cualquier empresa extranjera que genere ciertos montos de ingreso pasivo o mantenga ciertos montos de activos para la produccion de ingreso pasivo. El ingreso pasivo incluye dividendos, intereses, regalias, alquileres y anualidades. Para evitar los impuestos e intereses que los Fondos deben pagar si estas inversiones generan utilidades, los Fondos pueden elegir varias opciones permitidas por las leyes tributarias. Estas opciones podrian obligar a que los Fondos reconozcan ingreso tributable, el que a su vez debe ser repartido, antes de que se vendan los valores y antes de que se reciba efectivo para pagar las distribuciones.

               LAS ACCIONES PREFERENTES son valores de renta variable que, por lo general, pagan dividendos a una tasa especificada y tienen preferencia sobre las acciones ordinarias en el pago de dividendos y la liquidacion. Por lo general, las acciones preferentes no conllevan derechos de voto.

               LOS ACUERDOS DE RECOMPRA implican la compra de un valor por un Fondo y un acuerdo simultaneo del vendedor (por lo general, un banco o un agente de bolsa) de comprar nuevamente el valor del Fondo en una fecha especificada o al momento del requerimiento. Esta tecnica ofrece un metodo de obtener ingreso sobre efectivo inactivo. Estos valores conllevan el riesgo de que el vendedor no comprara de vuelta el valor, segun lo convenido. En tal caso, el Fondo asumira el riesgo de fluctuaciones en el valor de mercado hasta que se pueda vender el instrumento, y podra sufrir demoras e incurrir en costos al liquidar el instrumento.

               LOS ACUERDOS DE RECOMPRA INVERSA implican la venta de un valor por un Fondo a otra parte (por lo general, un banco o agente de

 82 Prospecto de Fondos de Renta Variable de Janus
               bolsa) a cambio de efectivo y de un acuerdo del fondo de comprar el valor de vuelta a un precio y momento especificados. Esta tecica sera utilizada principalmente para proveer efectivo para satisfacer solicitudes de liquidacion anormalmente altas o para otros fines temporales o de emergencia.

               LOS VALORES DEL GOBIERNO DE LOS EE.UU. incluyen obligaciones directas del gobierno de los EE.UU. que esten apoyadas por su garantia solidaria. Los Bonos del Tesoro tienen vencimientos iniciales de menos de un ano, los pagares del Tesoro tienen vencimientos de uno a diez anos y los bonos del Tesoro pueden ser emitidos con cualquier vencimiento pero, por lo general, tienen vencimientos de por lo menos diez anos. Los valores del gobierno de los EE.UU. incluyen tambien obligaciones indirectas del gobierno de los EE.UU. que son emitidas por organismos federales y entidades auspiciadas por el gobierno. A diferencia de los valores del Tesoro, por lo general, los valores de las agencias no estan respaldados por la garantia solidaria del gobierno de los EE.UU. Algunos valores de agencias estan apoyados por el derecho de la entidad emisora de obtener prestamos del Tesoro, otros estan apoyados por la autoridad discrecional del gobierno de los EE.UU. de comprar las obligaciones de la agencia y otros estan apoyados solo por el credito de la agencia patrocinadora.

               LOS CERTIFICADOS DE COMPRA FUTURA (WARRANTS) son valores, tipicamente emitidos con acciones preferentes o bonos, que le dan al tenedor el derecho de comprar un monto proporcional de acciones ordinarias a un precio especificado, normalmente a un precio que es mas alto que el precio de mercado en el momento de la emision del certificado de compra futura. El derecho puede durar varios anos o ser por tiempo indefinido.

               LAS TRANSACCIONES ANTES DE LA EMISION, LA ENTREGA APLAZADA Y LAS TRANSACCIONES A PLAZO, por lo general, implican la compra de un valor con pagos y entrega en alguna fecha en el futuro - es decir, mas alla de la liquidacion normal. Los Fondos no devengan intereses sobre tales valores hasta la liquidacion y asumen el riesgo de fluctuaciones en el valor de mercado entre las fechas de

                              Prospecto de Fondos de Renta Variable de Janus  83
               compra y liquidacion. Las emisiones nuevas de acciones y bonos, colocaciones privadas y valores del gobierno de los EE.UU. pueden venderse de esta manera.

II. FUTUROS, OPCIONES Y OTROS INSTRUMENTOS DERIVADOS

               LOS CONTRATOS A PLAZO son contratos para comprar o vender un monto especificado de un instrumento financiero a un precio convenido en un momento especificado. En la actualidad, los contratos a plazo no se negocian en bolsa y se negocian tipicamente sobre bases individuales. Los Fondos pueden celebrar contratos de divisas a plazo para proveer cobertura contra bajas en el valor de instrumentos denominados en, o cuyo valor este vinculado a, una moneda que no sea el dolar estadounidense, o para reducir el impacto de la revalorizacion de moneda sobre compras de tales valores. Podran tambien celebrar contratos a plazo para comprar o vender valores u otros indices financieros.

               LOS CONTRATOS DE FUTUROS son contratos que obligan al comprador a recibir y al vendedor a entregar un instrumento o dinero a un precio especificado en una fecha especificada. Los Fondos pueden comprar y vender contratos de futuros sobre divisas, valores e indices financieros, incluyendo tipos de interes o un indice de valores de renta variable o fija del gobierno de los EE.UU. o de gobiernos extranjeros. Los Fondos pueden tambien comprar opciones sobre contratos de futuros. Una opcion sobre un contrato de futuros le da al comprador el derecho, pero no la obligacion, de comprar o vender un contrato de futuros a un precio especificado en o antes de una fecha especificada. Los contratos de futuros y las opciones sobre futuros son estandarizados y negociados en bolsas designadas.

               TIPICAMENTE, LOS VALORES INDEXADOS/ESTRUCTURADOS son instrumentos de deuda de plazo corto a intermedio cuyo valor al vencimiento o tipo de interes esta vinculada a monedas, tipos de interes, valores de renta variable, indices, precios de productos basicos u otros indicadores financieros. Tales instrumentos pueden estar indexados positiva o negativamente (es decir, su valor puede aumentar o bajar si el indice o instrumento de referencia se

 84 Prospecto de Fondos de Renta Variable de Janus
               revaloriza). Los valores indexados/estructurados pueden tener caracteristicas de rendimiento similares a las inversiones directas en los instrumentos subyacentes y pueden ser mas volatiles que los instrumentos subyacentes. Un Fondo asume el riesgo de mercado de una inversion en los instrumentos subyacentes, al igual que el riesgo de credito de la entidad emisora.

               LAS OPCIONES otorgan el derecho, pero no la obligacion, de comprar o vender una cantidad especificada de valores u otros activos en o despues de una fecha fija a un precio predeterminado. Los Fondos pueden comprar y emitir opciones de compra y venta sobre valores, indices de valores y divisas.

                              Prospecto de Fondos de Renta Variable de Janus  85

              Esta pagina se ha dejado intencionalmente en blanco

              Esta pagina se ha dejado intencionalmente en blanco

              Esta pagina se ha dejado intencionalmente en blanco

              Esta pagina se ha dejado intencionalmente en blanco

              Esta pagina se ha dejado intencionalmente en blanco

              Esta pagina se ha dejado intencionalmente en blanco

                                  [JANUS LOGO]

        Usted puede solicitar informacion adicional, incluyendo una Declaracion de Informacion Adicional, un Informe Anual o un Informe Semestral, sin cargo alguno, llamando a Janus al 1-800-525-3713 o visitandonos en Internet, en janus.com. En los Informes Anuales de los Fondos, encontrara una explicacion de las condiciones de mercado y las estrategias de inversion que afectaron de manera significativa el desempeno de los Fondos durante su ultimo ano fiscal. Tambien se puede obtener informacion adicional de intermediarios financieros que venden acciones de los Fondos.

        La Declaracion de Informacion Adicional brinda informacion detallada sobre los Fondos y se incorpora a este Prospecto por referencia. Puede examinar la Declaracion de Informacion Adicional de los Fondos en la Sala de Consulta del Publico de la SEC u obtener copias solo del texto por un cargo, escribiendo a dicha sala a Public Reference Room, Washington, D.C. 20549-6009,
        o llamando a la misma al 1-800-SEC-0330. Puede obtener la Declaracion de Informacion Adicional sin cargo alguno en la direccion en Internet de la SEC, http://www.sec.gov.

          Expediente No. 811-1879 de la Ley de Companias de inversion
                                 1-800-525-3713
                     PO Box 173375  Denver, CO  80217-3375
                                   janus.com

RETPROCOMEQUSPA